                                                                       '99

Nationwide(R) Variable Account - 9
December 31, 1999

[logo] The BEST of AMERICA(R)
America's FUTURE Annuity(SM)


                                                                   ANNUAL REPORT

--------------------------------------------------------------------------------

                                                      [logo Nationwide(R)]
                                               Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio


APO-3604-D (12/99)

                              [logo Nationwide(R)]
                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                    [Picture of President Joseph J. Gasper]

                              PRESIDENT'S MESSAGE

                We at Nationwide Life Insurance Company are pleased to bring you the 1999 annual report of the Nationwide Variable Account-9.

                During 1999 equity investments extended their spirited advance to a fifth consecutive year. The S&P 500 was the laggard of the major indices with a year-over-year change of a respectable 19.53%. The NASDAQ topped the list at over 85% with the other indices falling into line nearer the lower end of the range. Fixed earnings investments did not fare as well in the current environment of rising interest rates.

                The U.S. economy remains strong, inflation remains docile and the available labor pool is incessantly tight. Against this good-news-bad-news backdrop, the Federal Reserve is increasingly concerned that recent productivity gains will subside and ignite wage inflation. To date, the Fed has hiked short-term interest rates a quarter percentage point on four occasions since last June. Prospectively, they may well become more aggressive in their preemptive efforts to dampen economic growth and avoid a new round of inflation.

                We believe some caution may be warranted at this juncture. Certain market sectors are well extended and may inevitably retreat to less lofty valuation levels. However, we remain bullish for the long-term prospects of financial assets. Your variable insurance contract provides an excellent resource to help you achieve your long-term retirement savings and financial planning objectives.

                We appreciate your trust in our company and in our investment products, and we welcome and encourage your feedback.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 10, 2000

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1999


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         20,470,398 shares (cost $141,129,469) ...........................................................   $  163,763,182
      American Century VP - American Century VP International (ACVPInt)
         15,635,412 shares (cost $148,085,984) ...........................................................      195,442,653
      American Century VP - American Century VP Value (ACVPValue)
         6,446,407 shares (cost $41,615,144) .............................................................       38,356,121
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         4,265,200 shares (cost $141,396,097) ............................................................      166,641,352
      Dreyfus Stock Index Fund (DryStkIx)
         24,176,958 shares (cost $793,412,609) ...........................................................      929,604,033
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         4,147,534 shares (cost $150,423,775) ............................................................      165,362,188
      Dreyfus VIF - European Equities Fund (DryEuroEq)
         133,706 shares (cost $1,933,535) ................................................................        2,133,956
      Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)
         759,896 shares (cost $7,462,701) ................................................................        7,446,981
      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         14,110,995 shares (cost $352,931,972) ...........................................................      362,088,135
      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         11,101,677 shares (cost $493,273,277) ...........................................................      608,371,923
      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         17,406,110 shares (cost $194,757,686) ...........................................................      196,340,922
      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         3,376,287 shares (cost $81,315,398) .............................................................       92,442,726
      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         14,598,621 shares (cost $348,059,935) ...........................................................      424,819,872
      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         8,997,661 shares (cost $195,437,600) ............................................................      208,025,933
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         971,414 shares (cost $6,883,230) ................................................................        6,712,471
      Nationwide SAT - Balanced Fund (NSATBal)
         7,167,334 shares (cost $75,886,829) .............................................................       73,895,215
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         13,299,689 shares (cost $344,987,726) ...........................................................      341,934,999
      Nationwide SAT - Equity Income Fund (NSATEqInc)
         1,987,264 shares (cost $22,714,475) .............................................................       26,887,677
      Nationwide SAT - Global Equity Fund (NSATGlobEq)
         2,671,214 shares (cost $31,808,533) .............................................................       37,103,163
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         22,403,002 shares (cost $256,706,042) ...........................................................      241,728,393
      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         5,245,585 shares (cost $52,509,200) .............................................................       49,937,971
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         409,469,490 shares (cost $490,469,490) ..........................................................      409,469,490
      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         6,330,981 shares (cost $61,931,231) .............................................................       59,321,292




      Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
         1,196,560 shares (cost $13,198,495) .............................................................       14,741,624
      Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
         723,847 shares (cost $10,978,328) ...............................................................       14,252,550
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         7,095,348 shares (cost $71,255,676) .............................................................       68,966,784
      Nationwide SAT - Small Company Fund (NSATSmCo)
         4,613,567 shares (cost $85,795,793) .............................................................      102,052,097
      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         4,272,208 shares (cost $67,679,805) .............................................................       87,323,924
      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         1,517,643 shares (cost $14,938,847) .............................................................       14,281,023
      Nationwide SAT - Total Return Fund (NSATTotRe)
         27,127,557 shares (cost $503,344,518) ...........................................................      510,269,350
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         4,088,163 shares (cost $58,592,261) .............................................................       64,797,389
      Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         4,283,319 shares (cost $69,927,580) .............................................................      104,084,651
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,496,851 shares (cost $124,991,275) ............................................................      127,598,157
      Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
         1,789,956 shares (cost $109,187,224) ............................................................      147,331,319
      Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
         3,467,910 shares (cost $131,621,275) ............................................................      172,840,639
      Oppenheimer VAF - Main Street Growth & Income Fund (OppGrInc)
         5,749,471 shares (cost $125,186,474) ............................................................      141,609,480
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         2,431,635 shares (cost $28,640,364) .............................................................       34,675,121
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         618,705 shares (cost $6,514,021) ................................................................        6,781,006
      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         1,709,941 shares (cost $23,106,619) .............................................................       21,151,964
      Victory VIF - Diversified Stock Fund - Class A (VVIFDStk)
         397,644 shares (cost $3,840,250) ................................................................        4,004,273
      Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd)
         176,741 shares (cost $1,764,492) ................................................................        1,732,060
      Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)
         138,498 shares (cost $1,359,342) ................................................................        1,371,129
      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
         1,549,407 shares (cost $18,232,245) .............................................................       18,422,453
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,535,079 shares (cost $38,270,810) .............................................................       42,335,823
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,121,991 shares (cost $16,592,355) .............................................................       21,609,550
                                                                                                            ---------------
            Total investments ............................................................................    6,530,063,014
   Accounts receivable ..................................................................................           103,046
                                                                                                            ---------------
            Total assets ................................................................................     6,530,166,060
Accounts payable ........................................................................................            -
                                                                                                            ---------------
Contract owners' equity (note 4) ........................................................................   $ 6,530,166,060
                                                                                                            ===============


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                         Total                         ACVPincGr                ACVPint
                                            ------------------------------  ------------------------------   --------------
                                                 1999            1998            1999            1998            1999
                                            --------------  --------------  --------------  --------------   --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $   67,063,331      20,037,926          13,740         220,567               -
  Mortality and expense risk charges
    (note 2).............................      (42,760,043)    (12,179,624)     (1,027,835)       (182,750)       (948,065)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............       24,303,288       7,858,302      (1,014,095)         37,817        (948,065)
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..    2,014,782,794     147,138,081       5,909,912         299,469     178,233,023
  Cost of mutual fund shares sold........   (1,929,367,144)   (151,277,931)     (4,451,364)       (260,801)   (156,687,528)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       85,415,650      (4,139,850)      1,458,548          38,668      21,545,495
  Change in unrealized gain (loss)
    on investments.......................      529,140,404     121,513,304      18,056,144       4,570,573      46,969,672
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      614,556,054     117,373,454      19,514,692       4,609,241      68,515,167
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............      115,192,705      27,066,537               -           9,256               -
                                            --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      754,052,047     152,298,293      18,500,597       4,656,314      67,567,102
                                            --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    3,413,685,206   2,421,579,829      95,493,563      34,231,141      64,810,675
  Transfers between funds................                -               -       7,831,668       7,880,597      13,920,028
  Redemptions............................     (221,905,485)    (66,628,531)     (4,154,414)     (1,021,174)     (3,040,821)
  Annuity benefits ......................           (1,253)              -               -               -               -
  Contingent deferred sales charges
    (note 2).............................       (4,399,205)       (676,512)        (78,156)         (7,094)        (57,293)
  Adjustments to maintain reserves.......          (62,185)         38,184          (3,119)        (27,089)          3,134
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions............    3,187,317,078   2,354,312,970      99,089,542      41,056,381      75,635,723
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    3,941,369,125   2,506,611,263     117,590,139      45,712,695     143,202,825
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    2,588,796,935      82,185,672      46,170,274         457,579      52,242,163
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $6,530,166,060   2,588,796,935     163,760,413      46,170,274     195,444,988
                                            ==============  ==============  ==============  ==============   =============


                                              ACVPint                ACVPValue
                                           --------------  -------------------------------
                                               1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................          26,394         227,207          28,096
  Mortality and expense risk charges
    (note 2).............................        (224,953)       (304,797)       (121,549)
                                           --------------  --------------  --------------
    Net investment activity..............        (198,559)        (77,590)        (93,453)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       2,580,905       8,457,761       1,595,103
  Cost of mutual fund shares sold........      (2,610,970)     (9,146,919)     (1,678,560)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..         (30,065)       (689,158)        (83,457)
  Change in unrealized gain (loss)
    on investments.......................         379,163      (3,132,639)       (147,770)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......         349,098      (3,821,797)       (231,227)
                                           --------------  --------------  --------------
  Reinvested capital gains...............         270,951       2,152,580         335,441
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................         421,490      (1,746,807)         10,761
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,680,086      20,132,932      19,091,612
  Transfers between funds................      12,597,519        (324,126)      1,715,026
  Redemptions............................      (1,031,134)     (1,325,735)       (518,275)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (7,206)        (31,100)         (7,315)
  Adjustments to maintain reserves.......          31,510            (221)           (218)
                                           --------------  --------------  --------------
      Net equity transactions............      51,270,775      18,451,750      20,280,830
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      51,692,265      16,704,943      20,291,591
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         549,898      21,650,989       1,359,398
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      52,242,163      38,355,932      21,650,989
                                           ==============  ==============  ==============


NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       DrySRGro                        DryStkix                DryCapAp
                                           ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       20,454          60,373       7,074,947       2,203,648         913,606
  Mortality and expense risk charges
    (note 2).............................        (874,709)       (164,380)     (5,915,703)     (1,335,082)     (1,156,439)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (854,255)       (104,007)      1,159,244         868,566        (242,833)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       2,652,981         777,497       8,929,302       3,532,880       8,292,952
  Cost of mutual fund shares sold........      (1,915,818)       (725,553)     (6,410,442)     (3,554,666)     (6,884,964)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..         737,163          51,944       2,518,860         (21,786)      1,407,988
  Change in unrealized gain (loss)
    on investments.......................      21,902,824       3,346,139     103,762,225      32,439,748       9,643,177
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      22,639,987       3,398,083     106,281,085      32,417,962      11,051,165
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       5,506,089       1,392,227       6,286,659         435,046         612,835
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      27,291,821       4,686,303     113,726,988      33,721,574      11,421,167
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      88,613,989      29,765,433     474,442,086     242,868,858     101,641,759
  Transfers between funds................      15,489,812       4,305,104      54,840,182      34,854,129        (277,522)
  Redemptions............................      (3,496,257)       (803,449)    (24,356,262)     (6,057,535)     (4,721,764)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (62,705)         (4,582)       (501,167)        (83,383)       (112,549)
  Adjustments to maintain reserves.......            (233)             66             827          30,385          (1,052)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............     100,544,606      33,262,572     504,425,666     271,612,454      96,528,872
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     127,836,427      37,948,875     618,152,654     305,334,028     107,950,039
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      38,805,599         856,724     311,454,663       6,120,635      57,411,990
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  166,642,026      38,805,599     929,607,317     311,454,663     165,362,029
                                           ==============  ==============  ==============  ==============   =============

                                              DryCapAp                DryEuroEq
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         296,317           4,319               -
  Mortality and expense risk charges
    (note 2).............................        (191,312)         (2,462)              -
                                           --------------  --------------  --------------
    Net investment activity..............         105,005           1,857               -
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         692,754         654,656               -
  Cost of mutual fund shares sold........        (632,372)       (537,831)              -
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          60,382         116,825               -
  Change in unrealized gain (loss)
    on investments.......................       5,296,793         200,421               -
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       5,357,175         317,246               -
                                           --------------  --------------  --------------
  Reinvested capital gains...............           1,464          20,286               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       5,463,644         339,389               -
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      37,281,447         526,129               -
  Transfers between funds................      14,756,161       1,278,795               -
  Redemptions............................        (999,653)        (10,356)              -
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (11,014)              -               -
  Adjustments to maintain reserves.......         (10,617)            (29)              -
                                           --------------  --------------  --------------
      Net equity transactions............      51,016,324       1,794,539               -
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      56,479,968       2,133,928               -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         932,022               -               -
                                           --------------  --------------  --------------
Contract owners' equity end of period....      57,411,990       2,133,928               -
                                           ==============  ==============  ==============


NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                    FedQualBd                       FidVIPEIS                FidVIPGrS
                                          ------------------------------  ------------------------------   --------------
                                                1999            1998           1999              1998          1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $            -               -       3,121,196         217,564         246,130
  Mortality and expense risk charges
    (note 2).............................        (19,926)              -      (2,844,312)       (991,992)     (3,103,275)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (19,926)              -         276,884        (774,428)     (2,857,145)
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..      1,076,139               -       6,544,933         628,613      26,416,695
  Cost of mutual fund shares sold........     (1,075,578)              -      (6,132,572)       (599,673)    (21,341,945)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..            561               -         412,361          28,940       5,074,750
  Change in unrealized gain (loss)
    on investments.......................        (15,720)              -       1,517,647       7,558,663      98,493,324
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......        (15,159)              -       1,930,008       7,587,603     103,568,074
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............              -               -       6,899,485         774,271      15,475,451
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (35,085)              -       9,106,377       7,587,446     116,186,380
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      5,376,015               -     178,867,332     175,676,909     306,170,035
  Transfers between funds................      2,358,597               -      (7,116,225)     13,491,409      96,715,312
  Redemptions............................       (251,679)              -     (15,062,722)     (5,441,684)    (19,374,716)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (1,674)              -        (279,245)        (54,879)       (654,127)
  Adjustments to maintain reserves.......            757               -          (3,780)         (2,947)        (12,461)
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      7,482,016               -     156,405,360     183,668,808     382,844,043
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      7,446,931               -     165,511,737     191,256,254     499,030,423
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................              -               -     196,573,059       5,316,805     109,329,873
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $    7,446,931               -     362,084,796     196,573,059     608,360,296
                                          ==============  ==============  ==============  ==============   =============

                                            FidVIPGrS                FidVIPHIS
                                          --------------  ------------------------------
                                               1998             1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         27,645       9,984,261         609,157
  Mortality and expense risk charges
    (note 2).............................       (414,288)     (1,459,555)       (546,399)
                                          --------------  --------------  --------------
    Net investment activity..............       (386,643)      8,524,706          62,758
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..      1,691,790      56,084,424       5,911,230
  Cost of mutual fund shares sold........     (1,783,855)    (63,235,509)     (7,053,926)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..        (92,065)     (7,151,085)     (1,142,696)
  Change in unrealized gain (loss)
    on investments.......................     16,582,085       7,299,162      (5,732,014)
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......     16,490,020         148,077      (6,874,710)
                                          --------------  --------------  --------------
  Reinvested capital gains...............        723,135         373,243         387,069
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................     16,826,512       9,046,026      (6,424,883)
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     71,107,684      81,385,530     106,687,268
  Transfers between funds................     21,283,689      10,885,567       3,713,555
  Redemptions............................     (1,868,105)     (8,253,422)     (3,477,421)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................        (25,533)       (109,715)        (19,045)
  Adjustments to maintain reserves.......            198            (414)           (220)
                                          --------------  --------------  --------------
      Net equity transactions............     90,497,933      83,907,546     106,904,137
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    107,324,445      92,953,572     100,479,254
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      2,005,428     103,387,120       2,907,866
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    109,329,873     196,340,692     103,387,120
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       FidVIPOvS                      FidVIPConS             FidVIPGrOpS
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998             1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $      428,804          39,473         703,614          56,795       1,071,044
  Mortality and expense risk charges
    (note 2).............................        (466,539)       (125,886)     (2,565,841)       (530,641)     (1,576,394)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............         (37,735)        (86,413)     (1,862,227)       (473,846)       (505,350)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..     169,388,211       4,459,537       1,391,017         389,637      22,825,558
  Cost of mutual fund shares sold........    (158,069,751)     (4,576,878)     (1,110,585)       (408,471)    (20,001,471)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..      11,318,460        (117,341)        280,432         (18,834)      2,824,087
  Change in unrealized gain (loss)
    on investments.......................      10,631,802         489,713      58,793,652      17,909,633         700,174
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      21,950,262         372,372      59,074,084      17,890,799       3,524,261
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         691,619         116,340       5,159,836         417,852       2,093,404
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      22,604,146         402,299      62,371,693      17,834,805       5,112,315
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      31,661,483      21,535,431     210,779,869      95,817,883     111,530,050
  Transfers between funds................      13,663,206       3,800,935      32,806,150      13,757,369      (2,530,648)
  Redemptions............................      (1,724,410)       (383,762)     (9,615,920)     (2,362,374)     (6,562,117)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (34,214)         (3,534)       (187,997)        (32,976)       (125,543)
  Adjustments to maintain reserves.......          (5,141)            163          (1,122)        (59,196)          2,854
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      43,560,924      24,949,233     233,780,980     107,120,706     102,314,596
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      66,165,070      25,351,532     296,152,673     124,955,511     107,426,911
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      26,272,538         921,006     128,667,017       3,711,506     100,601,545
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   92,437,608      26,272,538     424,819,690     128,667,017     208,028,456
                                           ==============  ==============  ==============  ==============   =============


                                             FidVIPGrOpS              MSEmMkt
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      67,013         790,752         387,439
  Mortality and expense risk charges
    (note 2).............................        (458,675)        (47,240)        (21,405)
                                           --------------  --------------  --------------
    Net investment activity..............        (391,662)        743,512         366,034
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         312,351       6,942,907       1,077,168
  Cost of mutual fund shares sold........        (318,329)     (7,221,261)     (1,547,782)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          (5,978)       (278,354)       (470,614)
  Change in unrealized gain (loss)
    on investments.......................      11,843,161         798,575        (967,487)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......      11,837,183         520,221      (1,438,101)
                                           --------------  --------------  --------------
  Reinvested capital gains...............         232,948               -               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      11,678,469       1,263,733      (1,072,067)
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      79,527,836       2,576,386       3,872,593
  Transfers between funds................       8,581,600        (170,498)        313,112
  Redemptions............................      (1,722,323)       (205,541)        (58,191)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (20,999)         (2,930)           (253)
  Adjustments to maintain reserves.......         (21,308)              4             (62)
                                           --------------  --------------  --------------
      Net equity transactions............      86,344,806       2,197,421       4,127,199
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      98,023,275       3,461,154       3,055,132
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       2,578,270       3,251,340         196,208
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  100,601,545       6,712,494       3,251,340
                                           ==============  ==============  ==============

                                                                     (continued)
                                       9

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     NSATBal                        NSATCapAp                NSATEqInc
                                          ------------------------------  ------------------------------   -------------
                                              1999            1998             1999            1998            1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $    2,113,096         683,468       1,872,928         750,851          70,825
  Mortality and expense risk charges
    (note 2).............................       (578,114)       (176,388)     (2,766,087)       (789,249)       (190,451)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............      1,534,982         507,080        (893,159)        (38,398)       (119,626)
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..        953,859         181,876      20,410,418       2,717,344         662,257
  Cost of mutual fund shares sold........       (907,065)       (178,647)    (17,291,814)     (2,728,836)       (533,418)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..         46,794           3,229       3,118,604         (11,492)        128,839
  Change in unrealized gain (loss)
    on investments.......................     (2,325,487)        328,826     (18,009,623)     14,966,388       3,294,853
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......     (2,278,693)        332,055     (14,891,019)     14,954,896       3,423,692
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         10,762         115,971      22,036,681       5,341,096          10,580
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       (732,949)        955,106       6,252,503      20,257,594       3,314,646
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     40,680,546      33,253,731     186,868,647     150,374,491      10,827,322
  Transfers between funds................     (2,694,018)      4,913,679     (33,840,307)     25,963,419       1,031,331
  Redemptions............................     (2,544,229)       (833,930)    (12,585,838)     (3,752,392)     (1,057,143)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................        (32,122)         (8,225)       (275,367)        (30,248)        (20,478)
  Adjustments to maintain reserves.......         44,627             177         (12,885)         53,212             (31)
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............     35,454,804      37,325,432     140,154,250     172,608,482      10,781,001
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     34,721,855      38,280,538     146,406,753     192,866,076      14,095,647
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     39,173,071         892,533     195,527,481       2,661,405      12,791,973
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $   73,894,926      39,173,071     341,934,234     195,527,481      26,887,620
                                          ==============  ==============  ==============  ==============   =============

                                            NSATEqInc                NSATGlobEq
                                          --------------  ------------------------------
                                               1998            1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................         75,504          84,740         141,975
  Mortality and expense risk charges
    (note 2).............................        (66,726)       (244,287)        (76,522)
                                          --------------  --------------  --------------
    Net investment activity..............          8,778        (159,547)         65,453
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..        376,534         526,452         685,356
  Cost of mutual fund shares sold........       (366,898)       (401,585)       (668,251)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..          9,636         124,867          17,105
  Change in unrealized gain (loss)
    on investments.......................        869,248       4,354,472         936,891
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......        878,884       4,479,339         953,996
                                          --------------  --------------  --------------
  Reinvested capital gains...............        137,183       1,182,461          98,132
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      1,024,845       5,502,253       1,117,581
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     10,836,292      15,224,818      12,466,313
  Transfers between funds................        736,897       2,201,223       1,290,714
  Redemptions............................       (392,814)       (854,333)       (359,325)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................         (5,629)         (8,941)         (2,129)
  Adjustments to maintain reserves.......           (359)          8,686              35
                                          --------------  --------------  --------------
      Net equity transactions............     11,174,387      16,571,453      13,395,608
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     12,199,232      22,073,706      14,513,189
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................        592,741      15,026,672         513,483
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     12,791,973      37,100,378      15,026,672
                                          ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                       NSATGvtBd                      NSATHIncBd             NSATMyMkt
                                          ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998           1999
                                          --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends .................. $   11,115,708       4,068,221       3,747,180       1,175,418      13,994,349
  Mortality and expense risk charges
    (note 2).............................     (1,915,411)       (617,861)       (429,794)       (140,356)     (3,003,994)
                                          --------------  --------------  --------------  --------------   -------------
    Net investment activity..............      9,200,297       3,450,360       3,317,386       1,035,062      10,990,355
                                          --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..     19,852,089       6,875,359      17,841,203       1,434,798     914,095,013
  Cost of mutual fund shares sold........    (20,364,218)     (6,712,656)    (18,615,221)     (1,454,954)   (914,095,013)
                                          --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       (512,129)        162,703        (774,018)        (20,156)              -
  Change in unrealized gain (loss)
    on investments.......................    (15,046,720)         96,330      (1,931,626)       (637,940)              -
                                          --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......    (15,558,849)        259,033      (2,705,644)       (658,096)              -
                                          --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............        458,147         644,842          20,477               -               -
                                          --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................     (5,900,405)      4,354,235         632,219         376,966      10,990,355
                                          --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    155,714,369     135,535,861      26,877,564      26,481,762     513,201,591
  Transfers between funds................    (31,118,681)     (2,966,402)     (4,776,516)      2,932,999    (270,070,521)
  Redemptions............................    (12,549,617)     (4,331,237)     (2,757,819)       (701,614)    (35,394,012)
  Annuity benefits ......................              -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................       (152,236)        (23,933)        (38,131)         (4,542)       (569,286)
  Adjustments to maintain reserves.......         (5,324)          1,128           1,005             (12)         66,186
                                          --------------  --------------  --------------  --------------   -------------
      Net equity transactions............    111,888,511     128,215,417      19,306,103      28,708,593     207,233,958
                                          --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    105,988,106     132,569,652      19,938,322      29,085,559     218,224,313
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................    135,739,661       3,170,009      29,999,540         913,981     191,311,362
                                          --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD.... $  241,727,767     135,739,661      49,937,862      29,999,540     409,535,675
                                          ==============  ==============  ==============  ==============   =============


                                             NSATMyMkt              NSATMSecBd
                                          --------------  ------------------------------
                                               1998            1999            1998
                                          --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................      5,541,671       3,046,558       1,155,410
  Mortality and expense risk charges
    (note 2).............................     (1,078,918)       (461,845)       (177,722)
                                          --------------  --------------  --------------
    Net investment activity..............      4,462,753       2,584,713         977,688
                                          --------------  --------------  --------------

  Proceeds from mutual fund shares sold..     74,592,150       3,225,045         474,327
  Cost of mutual fund shares sold........    (74,592,150)     (3,438,764)       (482,830)
                                          --------------  --------------  --------------
    Realized gain (loss) on investments..              -        (213,719)         (8,503)
  Change in unrealized gain (loss)
    on investments.......................              -      (1,852,549)       (757,239)
                                          --------------  --------------  --------------
    Net gain (loss) on investments.......              -      (2,066,268)       (765,742)
                                          --------------  --------------  --------------
  Reinvested capital gains...............              -               -          31,361
                                          --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      4,462,753         518,445         243,307
                                          --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................    406,622,866      27,508,026      29,533,663
  Transfers between funds................   (219,515,750)     (1,144,670)      4,903,909
  Redemptions............................    (13,347,779)     (2,473,128)       (761,323)
  Annuity benefits ......................              -               -               -
  Contingent deferred sales charges
    (note 2).............................       (133,217)        (41,232)         (7,092)
  Adjustments to maintain reserves.......         36,549            (217)             78
                                          --------------  --------------  --------------
      Net equity transactions............    173,662,669      23,848,779      33,669,235
                                          --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....    178,125,422      24,367,224      33,912,542
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................     13,185,940      34,953,838       1,041,296
                                          --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....    191,311,362      59,321,062      34,953,838
                                          ==============  ==============  ==============

                                       11

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                     NSATMidCap                      NSATSmCapG              NSATSmCapV
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       26,390          40,624               -               -               -
  Mortality and expense risk charges
    (note 2).............................        (100,293)        (39,241)        (17,275)              -        (447,536)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............         (73,903)          1,383         (17,275)              -        (447,536)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       1,719,925       1,063,903       5,179,636               -      26,947,959
  Cost of mutual fund shares sold........      (1,627,057)     (1,093,420)     (4,606,174)              -     (24,503,029)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..          92,868         (29,517)        573,462               -       2,444,930
  Change in unrealized gain (loss)
    on investments.......................       1,139,778         397,911       3,274,222               -      (2,252,934)
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......       1,232,646         368,394       3,847,684               -         191,996
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         906,636               -         510,845               -      11,306,131
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       2,065,379         369,777       4,341,254               -      11,050,591
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       5,311,828       6,187,234       3,532,204               -      25,899,735
  Transfers between funds................         629,075         558,871       6,524,803               -       3,995,622
  Redemptions............................        (506,127)        (98,756)        (67,415)              -      (1,693,497)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (6,847)         (2,133)           (334)              -         (30,984)
  Adjustments to maintain reserves.......           4,046               6         (77,860)              -          16,893
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............       5,431,975       6,645,222       9,911,398               -      28,187,769
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       7,497,354       7,014,999      14,252,652               -      39,238,360
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       7,244,061         229,062               -               -      29,728,543
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $   14,741,415       7,244,061      14,252,652               -      68,966,903
                                           ==============  ==============  ==============  ==============   =============

                                             NSATSmCapV               NSATSmCo
                                           --------------  ------------------------------
                                                1998            1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................               -               -               -
  Mortality and expense risk charges
    (note 2).............................   $    (139,281)       (590,685)       (214,785)
                                           --------------  --------------  --------------
    Net investment activity..............        (139,281)       (590,685)       (214,785)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       2,135,282      98,840,506       1,735,242
  Cost of mutual fund shares sold........      (2,330,458)    (90,285,318)     (1,907,541)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..        (195,176)      8,555,188        (172,299)
  Change in unrealized gain (loss)
    on investments.......................         (40,635)     15,852,354         424,838
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......        (235,811)     24,407,542         252,539
                                           --------------  --------------  --------------
  Reinvested capital gains...............               -       4,052,068               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (375,092)     27,868,925          37,754
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      24,448,985      28,999,047      35,742,935
  Transfers between funds................       5,269,520       4,674,356       6,599,455
  Redemptions............................        (761,878)     (2,442,726)       (919,776)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (10,195)        (58,681)         (7,264)
  Adjustments to maintain reserves.......              49             967               6
                                           --------------  --------------  --------------
      Net equity transactions............      28,946,481      31,172,963      41,415,356
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      28,571,389      59,041,888      41,453,110
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       1,157,154      43,011,425       1,558,315
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $  29,728,543     102,053,313      43,011,425
                                           ==============  ==============  ==============


NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                      NSATStrGro                      NSATStrVal              NSATTotRe
                                           ------------------------------  ------------------------------   -------------
                                                1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            -               -         114,007          63,791       2,607,845
  Mortality and expense risk charges
    (note 2).............................        (279,828)        (43,967)       (135,462)        (72,683)     (3,940,689)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (279,828)        (43,967)        (21,455)         (8,892)     (1,332,844)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       7,402,907         487,613       5,077,140       1,450,301       5,635,213
  Cost of mutual fund shares sold........      (5,535,789)       (466,818)     (5,576,119)     (1,513,062)     (4,896,728)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       1,867,118          20,795        (498,979)        (62,761)        738,485
  Change in unrealized gain (loss)
    on investments.......................      18,826,217         809,463        (536,035)       (125,831)      2,068,214
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      20,693,335         830,258      (1,035,014)       (188,592)      2,806,699
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............       4,290,875               -         422,281               -      18,733,710
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      24,704,382         786,291        (634,188)       (197,484)     20,207,565
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      22,842,076       7,304,155       5,369,174      12,996,713     236,961,792
  Transfers between funds................      32,390,564         441,689      (3,499,556)        616,493     (11,925,544)
  Redemptions............................      (1,318,965)       (118,200)       (549,563)       (291,210)    (20,433,946)
  Annuity benefits ......................               -               -               -               -          (1,253)
  Contingent deferred sales charges
    (note 2).............................         (31,712)         (2,477)        (11,600)         (1,123)       (403,251)
  Adjustments to maintain reserves.......             881             (24)           (138)           (115)            (74)
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      53,882,844       7,625,143       1,308,317      13,320,758     204,197,724
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      78,587,226       8,411,434         674,129      13,123,274     224,405,289
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       8,737,476         326,042      13,606,737         483,463     285,881,294
                                           --------------  --------------  --------------  --------------   -------------
Contract owners' equity end of period....  $   87,324,702       8,737,476      14,280,866      13,606,737     510,286,583
                                           ==============  ==============  ==============  ==============   =============

                                              NSATTotRe               NBAMTGuard
                                           --------------  ------------------------------
                                                1998             1999           1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................       1,708,752         136,645           1,976
  Mortality and expense risk charges
    (note 2).............................      (1,383,759)       (509,102)       (150,013)
                                           --------------  --------------  --------------
    Net investment activity..............         324,993        (372,457)       (148,037)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..         467,344      11,010,636       3,798,426
  Cost of mutual fund shares sold........        (439,529)    (10,638,188)     (3,492,087)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..          27,815         372,448         306,339
  Change in unrealized gain (loss)
    on investments.......................       4,936,630       5,598,352         594,984
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       4,964,445       5,970,800         901,323
                                           --------------  --------------  --------------
  Reinvested capital gains...............      11,040,291               -               -
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      16,329,729       5,598,343         753,286
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................     262,212,521      30,029,433      24,467,744
  Transfers between funds................       8,063,395      (1,195,248)      7,388,132
  Redemptions............................      (6,698,439)     (1,949,424)       (704,350)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (83,262)        (43,794)         (8,663)
  Adjustments to maintain reserves.......            (796)           (171)            (16)
                                           --------------  --------------  --------------
      Net equity transactions............     263,493,419      26,840,796      31,142,847
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....     279,823,148      32,439,139      31,896,133
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       6,058,146      32,358,200         462,067
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....     285,881,294      64,797,339      32,358,200
                                           ==============  ==============  ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     NBAMTMCGr                       NBAMTPart                 OppAggGro
                                           ------------------------------  ------------------------------   -------------
                                               1999            1998            1999            1998             1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $            -           2,804       1,329,409         110,164               -
  Mortality and expense risk charges
    (note 2).............................        (486,685)       (128,063)     (1,181,540)       (710,975)       (562,098)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (486,685)       (125,259)        147,869        (600,811)       (562,098)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       9,847,995       2,635,124      14,525,051      11,129,126      66,676,730
  Cost of mutual fund shares sold........      (8,329,873)     (2,223,804)    (15,847,800)    (12,460,209)    (54,000,617)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..       1,518,122         411,320      (1,322,749)     (1,331,083)     12,676,113
  Change in unrealized gain (loss)
    on investments.......................      29,692,933       4,390,487       5,530,836      (3,000,603)     36,427,451
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      31,211,055       4,801,807       4,208,087      (4,331,686)     49,103,564
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         854,495          19,626       2,312,016       3,470,168               -
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      31,578,865       4,696,174       6,667,972      (1,462,329)     48,541,466
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      39,386,252      18,933,486      35,775,813     107,647,557      40,719,412
  Transfers between funds................       6,571,008       3,753,367     (18,685,095)     (8,050,973)     32,955,048
  Redemptions............................      (1,774,431)       (610,060)     (4,980,093)     (2,536,518)     (2,221,684)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (37,463)         (5,247)       (115,843)        (22,496)        (49,415)
  Adjustments to maintain reserves.......             623          10,095            (187)         (1,292)          1,821
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      44,145,989      22,081,641      11,994,595      97,036,278      71,405,182
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      75,724,854      26,777,815      18,662,567      95,573,949     119,946,648
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      28,359,137       1,581,322     108,935,535      13,361,586      27,386,709
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  104,083,991      28,359,137     127,598,102     108,935,535     147,333,357
                                           ==============  ==============  ==============  ==============   =============

                                              OppAggGro               OppCapAp
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           9,456         188,198          37,971
  Mortality and expense risk charges
    (note 2).............................        (119,282)       (871,318)       (174,030)
                                           --------------  --------------  --------------
    Net investment activity..............        (109,826)       (683,120)       (136,059)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       1,420,396       1,778,562         597,638
  Cost of mutual fund shares sold........      (1,460,125)     (1,466,097)       (673,390)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..         (39,729)        312,465         (75,752)
  Change in unrealized gain (loss)
    on investments.......................       1,711,620      36,882,889       4,326,733
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......       1,671,891      37,195,354       4,250,981
                                           --------------  --------------  --------------
  Reinvested capital gains...............          97,107       2,067,307         458,139
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       1,659,172      38,579,541       4,573,061
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      21,395,189      69,998,087      34,076,956
  Transfers between funds................       4,014,156      26,275,783       2,552,479
  Redemptions............................        (398,429)     (3,288,357)       (796,810)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (3,886)        (64,894)        (15,293)
  Adjustments to maintain reserves.......              66             822              (7)
                                           --------------  --------------  --------------
      Net equity transactions............      25,007,096      92,921,441      35,817,325
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      26,666,268     131,500,982      40,390,386
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         720,441      41,340,619         950,233
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....      27,386,709     172,841,601      41,340,619
                                           ==============  ==============  ==============

                                       14

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                     OppGrinc                       VEWrldEMkt                VEWrldHAs
                                           ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                           --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................  $       256,716         15,499             -            10,120          32,691
  Mortality and expense risk charges
    (note 2).............................        (821,624)       (226,980)       (135,165)        (30,563)        (47,094)
                                           --------------  --------------  --------------  --------------   -------------
    Net investment activity..............        (564,908)       (211,481)       (135,165)        (20,443)        (14,403)
                                           --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..       2,205,547       1,051,542      49,595,652       1,437,687      33,912,002
  Cost of mutual fund shares sold........      (2,181,405)     (1,137,377)    (44,294,831)     (1,801,946)    (33,450,865)
                                           --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..          24,142         (85,835)      5,300,821        (364,259)        461,137
  Change in unrealized gain (loss)
    on investments.......................      16,554,000        (156,268)      6,929,541        (898,926)        349,586
                                           --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......      16,578,142        (242,103)     12,230,362      (1,263,185)        810,723
                                           --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............         432,510         341,298               -           8,995               -
                                           --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................      16,445,744        (112,286)     12,095,197      (1,274,633)        796,320
                                           --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................      71,680,449      47,098,256       8,623,115       5,631,777       2,392,796
  Transfers between funds................       5,709,038       4,855,602      10,280,791        (119,473)      1,791,654
  Redemptions............................      (3,803,771)     (1,267,689)     (1,025,890)       (159,609)       (245,453)
  Annuity benefits ......................               -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................         (65,301)        (14,711)        (32,807)           (976)         (1,862)
  Adjustments to maintain reserves.......             129               6             621             120               5
                                           --------------  --------------  --------------  --------------   -------------
      Net equity transactions............      73,520,544      50,671,464      17,845,830       5,351,839       3,937,140
                                           --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....      89,966,288      50,559,178      29,941,027       4,077,206       4,733,460
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................      51,643,553       1,084,375       4,734,742         657,536       2,047,555
                                           --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....  $  141,609,841      51,643,553      34,675,769       4,734,742       6,781,015
                                           ==============  ==============  ==============  ==============   =============

                                              VEWrldHAs               VKMSRESec
                                           --------------  ------------------------------
                                                1998             1999            1998
                                           --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................           2,513       1,176,823          10,631
  Mortality and expense risk charges
    (note 2).............................         (13,210)       (195,387)       (114,486)
                                           --------------  --------------  --------------
    Net investment activity..............         (10,697)        981,436        (103,855)
                                           --------------  --------------  --------------

  Proceeds from mutual fund shares sold..       1,320,656       8,332,839       1,342,798
  Cost of mutual fund shares sold........      (1,839,705)     (9,623,986)     (1,619,581)
                                           --------------  --------------  --------------
    Realized gain (loss) on investments..        (519,049)     (1,291,147)       (276,783)
  Change in unrealized gain (loss)
    on investments.......................         (85,920)       (722,279)     (1,172,272)
                                           --------------  --------------  --------------
    Net gain (loss) on investments.......        (604,969)     (2,013,426)     (1,449,055)
                                           --------------  --------------  --------------
  Reinvested capital gains...............          61,720               -         104,608
                                           --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................        (553,946)     (1,031,990)     (1,448,302)
                                           --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................       2,371,551       8,349,713      17,955,980
  Transfers between funds................         111,448      (3,211,414)        861,422
  Redemptions............................        (100,995)       (943,773)       (416,792)
  Annuity benefits ......................               -               -               -
  Contingent deferred sales charges
    (note 2).............................            (454)        (21,748)         (1,112)
  Adjustments to maintain reserves.......            (228)           (165)           (276)
                                           --------------  --------------  --------------
      Net equity transactions............       2,381,322       4,172,613      18,399,222
                                           --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       1,827,376       3,140,623      16,950,920
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................         220,179      18,011,188       1,060,268
                                           --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....       2,047,555      21,151,811      18,011,188
                                           ==============  ==============  ==============

                                       15

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998

                                                       VVIFDStk                        VVIFIQBd               VVIFSmCoOPP
                                            ------------------------------  ------------------------------   -------------
                                                 1999            1998            1999            1998            1999
                                            --------------  --------------  --------------  --------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $       13,921               -          31,107               -           6,490
  Mortality and expense risk charges
    (note 2).............................           (7,664)              -          (1,470)              -            (889)
                                            --------------  --------------  --------------  --------------   -------------
    Net investment activity..............            6,257               -          29,637               -           5,601
                                            --------------  --------------  --------------  --------------   -------------

  Proceeds from mutual fund shares sold..           79,603               -          18,422               -             291
  Cost of mutual fund shares sold........          (82,834)              -         (18,483)              -            (310)
                                            --------------  --------------  --------------  --------------   -------------
    Realized gain (loss) on investments..           (3,231)              -             (61)              -             (19)
  Change in unrealized gain (loss)
    on investments.......................          164,023               -         (32,432)              -          11,787
                                            --------------  --------------  --------------  --------------   -------------
    Net gain (loss) on investments.......          160,792               -         (32,493)              -          11,768
                                            --------------  --------------  --------------  --------------   -------------
  Reinvested capital gains...............                -               -               -               -               -
                                            --------------  --------------  --------------  --------------   -------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................          167,049               -          (2,856)              -          17,369
                                            --------------  --------------  --------------  --------------   -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        3,821,737               -       1,758,972               -       1,359,026
  Transfers between funds................           65,984               -               -               -               -
  Redemptions............................          (13,451)              -          (1,445)              -               -
  Annuity benefits ......................                -               -               -               -               -
  Contingent deferred sales charges
    (note 2).............................             (305)              -             (43)              -               -
  Adjustments to maintain reserves.......           (3,436)              -         (22,296)              -          (5,256)
                                            --------------  --------------  --------------  --------------   -------------
      Net equity transactions............        3,870,529               -       1,735,188               -       1,353,770
                                            --------------  --------------  --------------  --------------   -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....        4,037,578               -       1,732,332               -       1,371,139
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                -               -               -               -               -
                                            --------------  --------------  --------------  --------------   -------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $    4,037,578               -       1,732,332               -       1,371,139
                                            ==============  ==============  ==============  ==============   =============

                                             VVIFSmCoOPP               WPGrinc
                                            --------------  ------------------------------
                                                1998             1999            1998
                                            --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................                -         173,949         108,063
  Mortality and expense risk charges
    (note 2).............................                -        (178,005)        (65,537)
                                            --------------  --------------  --------------
    Net investment activity..............                -          (4,056)         42,526
                                            --------------  --------------  --------------

  Proceeds from mutual fund shares sold..                -       5,363,260         492,211
  Cost of mutual fund shares sold........                -      (5,013,179)       (462,324)
                                            --------------  --------------  --------------
    Realized gain (loss) on investments..                -         350,081          29,887
  Change in unrealized gain (loss)
    on investments.......................                -        (232,251)        416,403
                                            --------------  --------------  --------------
    Net gain (loss) on investments.......                -         117,830         446,290
                                            --------------  --------------  --------------
  Reinvested capital gains...............                -         313,236               -
                                            --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................                -         427,010         488,816
                                            --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................                -       8,990,039      11,279,862
  Transfers between funds................                -      (3,279,579)      1,072,048
  Redemptions............................                -        (785,224)       (178,134)
  Annuity benefits ......................                -               -               -
  Contingent deferred sales charges
    (note 2).............................                -          (8,341)         (1,134)
  Adjustments to maintain reserves.......                -         (17,238)           (786)
                                            --------------  --------------  --------------
      Net equity transactions............                -       4,899,657      12,171,856
                                            --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....                -       5,326,667      12,660,672
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................                -      13,095,692         435,020
                                            --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....                -      18,422,359      13,095,692
                                            ==============  ==============  ==============

                                       16

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

YEARS ENDED DECEMBER 31, 1999 AND 1998


                                                        WPIntEq                        WPPVenCap
                                            ------------------------------  ------------------------------
                                                 1999            1998            1999            1998
                                            --------------  --------------  --------------  --------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................   $      323,682          82,563               -               -
  Mortality and expense risk charges
    (note 2).............................         (245,117)        (89,474)       (102,042)        (30,241)
                                            --------------  --------------  --------------  --------------
    Net investment activity..............           78,565          (6,911)       (102,042)        (30,241)
                                            --------------  --------------  --------------  --------------

  Proceeds from mutual fund shares sold..      158,927,167       2,101,509      20,338,944       1,184,605
  Cost of mutual fund shares sold........     (149,550,425)     (2,099,792)    (17,967,401)     (1,319,705)
                                            --------------  --------------  --------------  --------------
    Realized gain (loss) on investments..        9,376,742           1,717       2,371,543        (135,100)
  Change in unrealized gain (loss)
    on investments.......................        4,764,159        (655,153)      4,746,233         268,939
                                            --------------  --------------  --------------  --------------
    Net gain (loss) on investments.......       14,140,901        (653,436)      7,117,776         133,839
                                            --------------  --------------  --------------  --------------
  Reinvested capital gains...............                -               -               -               -
                                            --------------  --------------  --------------  --------------
      Net increase (decrease) in contract
        owners' equity resulting from
        operations.......................       14,219,466        (660,347)      7,015,734         103,598
                                            --------------  --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners......................        7,668,878      14,240,840       3,304,912       5,338,928
  Transfers between funds................        5,802,849       1,644,029       5,171,722       1,058,670
  Redemptions............................       (1,105,825)       (211,060)       (382,170)       (134,332)
  Annuity benefits ......................                -               -               -               -
  Contingent deferred sales charges
    (note 2).............................          (28,643)         (2,448)         (9,129)           (810)
  Adjustments to maintain reserves.......          (44,309)           (112)             86              15
                                            --------------  --------------  --------------  --------------
      Net equity transactions............       12,292,950      15,671,249       8,085,421       6,262,471
                                            --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY....       26,512,416      15,010,902      15,101,155       6,366,069
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD..............................       15,824,159         813,257       6,508,542         142,473
                                            --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD....   $   42,336,575      15,824,159      21,609,697       6,508,542
                                            ==============  ==============  ==============  ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1999 AND 1998


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - European Equities Fund (DryEuroEq)

              Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund ( Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc) Nationwide SAT - Global Equity Fund (NSATGlobEq) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)

                Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap) Nationwide SAT - Select Advisors Small Cap Growth Fund (NSATSmCapG)
                Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo)
                Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
                Oppenheimer VAF - Capital Appreciation Fund (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer VAF - Main Street Growth & Income Fund (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van
              Kampen LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolio of the Victory Variable Insurance Funds ( Victory VIF);
                Victory VIF - Diversified Stock Fund - Class A (VVIFDStk) Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd) Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At December 31, 1999, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1999. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.65% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus.

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality and expense risk charges by asset fee rate for the year ended December 31, 1999:


                                    TOTAL       ACVPIncGr         ACVPInt        ACVPValue        DrySRGro
                             ------------    ------------    ------------     ------------    ------------
         0.95% ............. $ 21,757,026         530,318         491,566          169,162         435,760
         1.00% .............   14,345,607         320,932         302,747           83,416         294,442
         1.05% .............    2,884,191          53,209          53,182           21,258          52,669
         1.10% .............      336,355          19,660           3,060              625          32,335
         1.15% .............       88,576           4,321           1,274              193           5,557
         1.20% .............      686,547          23,828          16,105           11,432          17,405
         1.25% .............      131,921           5,332           3,969            3,047           2,554
         1.30% .............       27,305           1,049             307                1           2,523
         1.35% .............        1,720             146              14                -              48
         1.40% .............    2,453,510          68,402          74,241           15,312          30,250
         1.45% .............       13,227             146             375               14             496
         1.50% .............       26,101             383           1,200              215             505
         1.55% .............        1,890               -               3              114               5
         1.60% .............          301               -               -                -               5
         1.65% .............        4,975              82              21                6             141
         1.70% .............          695               7               1                -              12
         1.75% .............           94              20               -                2               2
         1.80% .............            2               -               -                -               -
                             ------------    ------------    ------------     ------------    ------------
            Total .......... $ 42,760,043       1,027,835         948,065          304,797         874,709
                             ============    ============    ============     ============    ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                                 DryStkix             DryCapAp           DryEuroEq            FedQualBd           FidVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  3,016,838              589,617               1,284                9,265           1,404,837
         1.00% ............     2,024,620              363,958                 576                5,642           1,054,365
         1.05% ............       377,296               90,450                  24                  686             234,084
         1.10% ............        56,608               14,946                  13                  145              12,542
         1.15% ............        15,814                5,757                   -                   75               2,703
         1.20% ............        87,196               29,645                 242                  439              34,175
         1.25% ............        16,805                3,147                  45                    9              10,460
         1.30% ............         7,002                2,173                   3                    5               1,165
         1.35% ............           313                   57                   -                    -                  24
         1.40% ............       305,698               55,571                 275                3,590              86,918
         1.45% ............         1,705                  314                   -                    -               1,448
         1.50% ............         5,114                  775                   -                   58               1,192
         1.55% ............           251                    4                   -                    -                 210
         1.60% ............            71                    -                   -                    -                   -
         1.65% ............           196                   16                   -                   12                 143
         1.70% ............           148                    3                   -                    -                  46
         1.75% ............            28                    6                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  5,915,703            1,156,439               2,462               19,926           2,844,312
                             ============         ============        ============         ============        ============



                                FidVIPGrS            FidVIPHIS           FidVIPOvS           FidVIPConS         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  1,493,811              745,195             242,387            1,313,821             747,075
         1.00% ............     1,070,697              456,701             131,511              875,110             619,622
         1.05% ............       186,137              142,636              34,707              141,335             100,891
         1.10% ............        32,456                5,464                 974               28,621               4,981
         1.15% ............         9,401                1,244                 251                4,870                 636
         1.20% ............        80,167               13,927               9,541               67,792              24,590
         1.25% ............        12,973                3,815               2,593                7,593               3,367
         1.30% ............         1,883                  167                  35                2,627                 129
         1.35% ............           130                   13                  10                   56                   5
         1.40% ............       209,213               89,860              44,059              120,968              74,271
         1.45% ............         1,510                  115                  72                  391                  52
         1.50% ............         2,173                  393                 385                2,165                 664
         1.55% ............           231                   17                   3                  122                  95
         1.60% ............            73                    -                   -                    -                   -
         1.65% ............         2,216                    8                   9                  281                  13
         1.70% ............           200                    -                   2                   79                   3
         1.75% ............             3                    -                   -                   10                   -
         1.80% ............             1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  3,103,275            1,459,555             466,539            2,565,841           1,576,394
                             ============         ============        ============         ============        ============



                                  MSEmMkt              NSATBal           NSATCapAp            NSATEqInc         NSATGlobEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     27,299              309,458           1,481,740               92,487             120,101
         1.00% ............        10,632              207,599             933,311               76,651              78,975
         1.05% ............         3,619               38,488             161,644               13,852              18,186
         1.10% ............            79                2,657              23,382                  325               1,292
         1.15% ............            25                  500              10,326                  128                 233
         1.20% ............         2,260                4,301              36,734                3,120               4,014
         1.25% ............            44                  666               5,016                  159               1,475
         1.30% ............             -                  381               1,371                    6                  26
         1.35% ............             -                   44                 125                    -                   1
         1.40% ............         3,278               13,748             110,388                3,561              19,763
         1.45% ............             -                   94                 539                   20                  27
         1.50% ............             -                  166                 610                  113                 140
         1.55% ............             -                    -                 115                    -                  54
         1.60% ............             -                    -                  63                    -                   -
         1.65% ............             4                   11                 722                   17                   -
         1.70% ............             -                    1                   1                    6                   -
         1.75% ............             -                    -                   -                    6                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     47,240              578,114           2,766,087              190,451             244,287
                             ============         ============        ============         ============        ============



                                NSATGvtBd           NSATHIncBd           NSATMyMkt           NSATMSecBd          NSATMidCap
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    990,037              204,521           1,352,383              235,173              50,518
         1.00% ............       643,567              144,262             794,629              151,781              34,803
         1.05% ............       154,193               49,974             208,688               47,907               9,262
         1.10% ............         9,747                  598              10,654                  233                 512
         1.15% ............         5,137                  202               1,159                  274                  76
         1.20% ............        10,538                3,088              56,604                2,859                 891
         1.25% ............         4,554                  609               8,624                  239                  61
         1.30% ............           224                   11                  69                   19                   2
         1.35% ............             6                    -                 584                    -                   -
         1.40% ............        96,366               26,223             566,291               23,247               4,046
         1.45% ............           433                  118               1,006                   24                   -
         1.50% ............           583                  132               3,134                   28                  27
         1.55% ............             9                    5                   -                    -                  92
         1.60% ............             5                    3                   -                    -                   -
         1.65% ............             8                   48                 166                   61                   3
         1.70% ............             -                    -                   3                    -                   -
         1.75% ............             4                    -                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,915,411              429,794           3,003,994              461,845             100,293
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                               NSATSmCapG           NSATSmCapV            NSATSmCo           NSATStrGro          NSATStrVal
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............. $      8,888              254,795             307,391              158,226              82,767
         1.00% .............        4,485              127,478             192,099               77,342              35,717
         1.05% .............        1,287               33,249              35,675               12,673              12,621
         1.10% .............           44                2,654               1,852                2,093                 156
         1.15% .............            8                  618                 452                  430                  63
         1.20% .............          622                4,811               4,691                7,476                 742
         1.25% .............          211                1,208               1,319                2,035                 153
         1.30% .............            2                   60                  96                   60                   1
         1.35% .............            -                    5                   4                    -                   -
         1.40% .............        1,371               22,257              46,795               18,687               2,893
         1.45% .............           87                  139                  32                  207                 127
         1.50% .............          270                  260                 277                  547                 222
         1.55% .............            -                    -                   -                    2                   -
         1.60% .............            -                    2                   -                    4                   -
         1.65% .............            -                    -                   -                   38                   -
         1.70% .............            -                    -                   2                    8                   -
         1.75% .............            -                    -                   -                    -                   -
         1.80% .............            -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .......... $     17,275              447,536             590,685              279,828             135,462
                             ============         ============        ============         ============        ============



                                NSATTotRe           NBAMTGuard           NBAMTMCGr            NBAMTPart           OppAggGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............. $  2,108,337              236,980             248,428              624,656             295,789
         1.00% .............    1,452,523              185,756             158,289              449,076             162,366
         1.05% .............      227,585               42,007              38,476               71,153              32,685
         1.10% .............       38,153                4,898               5,110                2,579               4,818
         1.15% .............       10,041                  844                 698                  929               1,135
         1.20% .............       18,885               10,395              14,834                9,160              11,285
         1.25% .............        6,859                  675               1,521                3,516               4,384
         1.30% .............        3,288                  305                 333                  158                 347
         1.35% .............           95                    -                   1                    -                   2
         1.40% .............       71,871               26,977              18,251               19,974              47,983
         1.45% .............        1,957                   49                 204                  186                 498
         1.50% .............          671                  212                 411                  120                 677
         1.55% .............          336                    3                 105                   12                   3
         1.60% .............            -                    -                   -                    -                   -
         1.65% .............           31                    1                  17                   21                 101
         1.70% .............           51                    -                   7                    -                  25
         1.75% .............            5                    -                   -                    -                   -
         1.80% .............            1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .......... $  3,940,689              509,102             486,685            1,181,540             562,098
                             ============         ============        ============         ============        ============




                                 OppCapAp             OppGrinc          VEWrldEMkt            VEWrldHAs           VKMSRESec
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    453,566              404,018              73,513               25,572             116,110
         1.00% ............       293,967              285,168              35,483               12,580              57,784
         1.05% ............        51,851               65,935               9,350                3,386              11,719
         1.10% ............         6,885                3,782                 420                  141                 260
         1.15% ............         1,555                1,173                  69                   28                  74
         1.20% ............        19,500               18,378               3,124                1,337               3,074
         1.25% ............         3,703                5,683                 713                  161                 109
         1.30% ............         1,025                  295                  21                   37                  22
         1.35% ............            32                    5                   -                    -                   -
         1.40% ............        38,023               35,301              12,356                3,827               6,216
         1.45% ............            96                  598                 105                    8                   -
         1.50% ............           958                  835                  11                   17                  19
         1.55% ............             -                   95                   -                    -                   -
         1.60% ............            72                    -                   -                    -                   -
         1.65% ............            70                  282                   -                    -                   -
         1.70% ............             9                   75                   -                    -                   -
         1.75% ............             6                    1                   -                    -                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    871,318              821,624             135,165               47,094             195,387
                             ============         ============        ============         ============        ============


                                 VVIFDStk             VVIFIQBd         VVIFSmCoOpp              WPGrInc             WPintEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $          -                    -                   -              107,503             137,775
         1.00% ............             -                    -                   -               50,145              61,839
         1.05% ............             -                    -                   -               13,682              15,866
         1.10% ............             -                    -                   -                  129                 177
         1.15% ............             -                    -                   -                  122                 181
         1.20% ............         7,367                1,387                 850                1,775               3,193
         1.25% ............            73                   17                  14                  349               1,728
         1.30% ............             -                    -                   -                    -                   5
         1.35% ............             -                    -                   -                    -                   -
         1.40% ............             -                    -                   -                4,093              24,158
         1.45% ............             -                    -                   -                    -                  35
         1.50% ............           115                    5                  10                  196                 113
         1.55% ............             -                    -                   -                    4                   -
         1.60% ............             -                    -                   -                    -                   3
         1.65% ............           109                   61                  15                    -                  44
         1.70% ............             -                    -                   -                    6                   -
         1.75% ............             -                    -                   -                    1                   -
         1.80% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $      7,664                1,470                 889              178,005             245,117
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

                                WPPVenCap
                             ------------
         0.95% ............  $     58,059
         1.00% ............        22,961
         1.05% ............        10,614
         1.10% ............           295
         1.15% ............             -
         1.20% ............         2,768
         1.25% ............           334
         1.30% ............            72
         1.35% ............             -
         1.40% ............         6,938
         1.45% ............             -
         1.50% ............             -
         1.55% ............             -
         1.60% ............             -
         1.65% ............             1
         1.70% ............             -
         1.75% ............             -
         1.80% ............             -
                             ------------
            Total .........  $    102,042
                             ============


         The following table provides mortality and expense risk charges by asset fee rate for the year ended December 31, 1998:


                                    TOTAL            ACVPIncGr            ACVPint            ACVPValue            DrySRGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $  6,687,096              104,919             135,323               68,970              87,632
         1.00% ............     4,480,001               64,746              74,971               44,443              63,281
         1.05% ............     1,009,646               13,006              14,635                8,106              13,367
         1.10% ............           909                   46                   9                    4                  51
         1.15% ............           244                   14                   9                    -                  15
         1.20% ............         1,510                   19                   2                   24                  13
         1.25% ............           131                    -                   -                    2                  15
         1.30% ............            50                    -                   -                    -                   6
         1.35% ............            37                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $ 12,179,624              182,750             224,953              121,549             164,380
                             ============         ============        ============         ============        ============



                                 DryStkix             DryCapAp           FidVIPEIS            FidVIPGrS           FidVIPHIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    736,785              111,207             505,712              212,170             294,475
         1.00% ............       495,327               62,252             395,500              166,839             193,581
         1.05% ............       102,440               17,737              90,638               35,112              58,296
         1.10% ............           137                   62                  58                   51                  22
         1.15% ............            51                   27                   7                   10                   5
         1.20% ............           305                   19                  41                   99                  16
         1.25% ............            30                    -                  22                    6                   -
         1.30% ............             2                    4                  14                    1                   -
         1.35% ............             5                    4                   -                    -                   4
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,335,082              191,312             991,992              414,288             546,399
                             ============         ============        ============         ============        ============




                                FidVIPOvS           FidVIPCOnS         FidVIPGrOpS              MSEmMkt             NSATBal
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     70,614              299,506             225,407               13,756              90,403
         1.00% ............        42,096              193,026             198,453                5,701              70,281
         1.05% ............        13,142               37,910              34,785                1,939              15,676
         1.10% ............             -                   67                  23                    -                  11
         1.15% ............             2                   15                   -                    -                   7
         1.20% ............            32                  115                   7                    8                   9
         1.25% ............             -                    -                   -                    1                   -
         1.30% ............             -                    2                   -                    -                   1
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    125,886              530,641             458,675               21,405             176,388
                             ============         ============        ============         ============        ============


                                NSATCapAp           NSATEqinc          NSATGlobEq            NSATGvtBd          NSATHIncBd
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    465,341               34,439              39,570              325,601              70,627
         1.00% ............       270,821               27,139              28,746              228,102              51,930
         1.05% ............        52,969                5,129               8,199               64,068              17,784
         1.10% ............            81                    -                   5                   51                   -
         1.15% ............            20                    1                   -                   13                   -
         1.20% ............            17                   18                   -                   11                  14
         1.25% ............             -                    -                   2                   14                   1
         1.30% ............             -                    -                   -                    1                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    789,249               66,726              76,522              617,861             140,356
                             ============         ============        ============         ============        ============


                                NSATMyMkt           NSATMSecBd          NSATMidCap           NSATSmCapV            NSATSmCo
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    597,802               95,878              20,251               83,736             117,084
         1.00% ............       367,633               61,058              14,445               45,868              81,828
         1.05% ............       112,880               20,762               4,536                9,629              15,866
         1.10% ............            56                    2                   9                    7                   7
         1.15% ............             1                    -                   -                    4                   -
         1.20% ............           530                   20                   -                   35                   -
         1.25% ............             -                    1                   -                    2                   -
         1.30% ............             -                    1                   -                    -                   -
         1.35% ............            16                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $  1,078,918              177,722              39,241              139,281             214,785
                             ============         ============        ============         ============        ============


                               NSATStrGro           NSATStrVal           NSATTotRe           NBAMTGuard           NBAMTMCGr
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $     27,226               41,771             790,615               72,339              60,842
         1.00% ............        13,699               23,731             504,264               65,593              55,230
         1.05% ............         3,029                7,171              88,737               12,071              11,986
         1.10% ............            12                    1                  65                   10                   1
         1.15% ............             -                    -                  29                    -                   -
         1.20% ............             -                    9                  28                    -                   4
         1.25% ............             -                    -                   9                    -                   -
         1.30% ............             1                    -                   8                    -                   -
         1.35% ............             -                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     43,967               72,683           1,383,759              150,013             128,063
                             ============         ============        ============         ============        ============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9



                                NBAMTPart            OppAggGro            OppCapAp             OppGrinc          VEWrldEMkt
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $    403,079               66,368              97,646              118,139              15,766
         1.00% ............       264,681               43,278              61,251               87,278              11,953
         1.05% ............        43,176                9,592              15,113               21,510               2,830
         1.10% ............            16                    7                   5                   18                   -
         1.15% ............             3                    2                   2                    5                   -
         1.20% ............            17                   26                   6                   26                  14
         1.25% ............             3                    5                   6                    -                   -
         1.30% ............             -                    4                   1                    4                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $    710,975              119,282             174,030              226,980              30,563
                             ============         ============        ============         ============        ============


                                VEWrldHAs            VKMSRESec             WPGrinc             WPIntEq           WPPVenCap
                             ------------         ------------        ------------         ------------        ------------
         0.95% ............  $      8,058               67,026              39,367               53,651              17,995
         1.00% ............         3,644               39,789              19,708               28,614               9,221
         1.05% ............         1,503                7,635               6,454                7,209               3,019
         1.10% ............             5                    8                   2                    -                   -
         1.15% ............             -                    2                   -                    -                   -
         1.20% ............             -                   26                   -                    -                   -
         1.25% ............             -                    -                   6                    -                   6
         1.30% ............             -                    -                   -                    -                   -
         1.35% ............             -                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .........  $     13,210              114,486              65,537               89,474              30,241
                             ============         ============        ============         ============        ============



(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1999.


                                                                                                                ANNUAL
 Contract owners' equity represented by:                     UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
     Contracts in accumulation phase:

      Asset fee @ 0.95% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................   2,690,998               15.291612    41,149,697          17%
            Non-tax Qualified ..........................   2,833,886               15.291612    43,334,685          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................   2,425,184               19.282175    46,762,822          62%
            Non-tax Qualified ..........................   2,784,977               19.282175    53,700,414          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     954,736               10.498316    10,023,120          (2)%
            Non-tax Qualified ..........................   1,026,271               10.498316    10,774,117          (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................   2,847,028               16.794438    47,814,235          29%
            Non-tax Qualified ..........................   2,125,519               16.794438    35,696,897          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................  14,498,220               15.692141   227,508,112          19%
            Non-tax Qualified ..........................  15,265,955               15.692141   239,555,518          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................   2,549,775               14.595134    37,214,308          10%
            Non-tax Qualified ..........................   3,204,478               14.595134    46,769,786          10%

         Dreyfus VIF -
         European Equity Fund:
            Tax Qualified ..............................      41,766               12.898688       538,727          29%(a)
            Non-tax Qualified ..........................      54,269               12.898688       699,999          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................     179,065                9.806807     1,756,056         (2)%(a)
            Non-tax Qualified ..........................     169,575                9.806807     1,662,989         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................   7,672,595               12.021290    92,234,490           5%
            Non-tax Qualified ..........................   7,100,475               12.021290    85,356,869           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................   7,650,757               18.830990   144,071,329          36%
            Non-tax Qualified ..........................   7,754,684               18.830990   146,028,377          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................   4,486,911               10.262325    46,046,139           7%
            Non-tax Qualified ..........................   4,783,500               10.262325    49,089,832           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified ...............................  1,153,906               15.589761    17,989,119          41%
            Non-tax Qualified ...........................  1,895,187               15.589761    29,545,512          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................  6,845,562               15.755094   107,852,473          23%
            Non-tax Qualified ...........................  6,862,565               15.755094   108,120,357          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................  3,626,724               13.235715    48,002,285           3%
            Non-tax Qualified ...........................  3,948,998               13.235715    52,267,812           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ...............................    177,847                9.477539     1,685,552          28%
            Non-tax Qualified ...........................    212,802                9.477539     2,016,839          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................  1,986,315               10.834304    21,520,341           0%
            Non-tax Qualified ...........................  1,732,414               10.834304    18,769,500           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................  7,218,822               13.808913    99,684,085           3%
            Non-tax Qualified ...........................  6,364,816               13.808913    87,891,190           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................    416,097               13.600816     5,659,259          17%
            Non-tax Qualified ...........................    528,751               13.600816     7,191,445          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................    567,148               14.515197     8,232,265          22%
            Non-tax Qualified ...........................    697,119               14.515197    10,118,820          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................  6,202,151               10.583479    65,640,335         (3)%
            Non-tax Qualified ...........................  5,468,943               10.583479    57,880,443         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................  1,052,700               10.938415    11,514,869           2%
            Non-tax Qualified ...........................  1,171,631               10.938415    12,815,786           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................  8,459,558               10.909142    92,286,519           4%
            Non-tax Qualified ...........................  7,978,115               10.909142    87,034,389           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................  1,525,742               10.313452    15,735,667           1%
            Non-tax Qualified ...........................  1,426,549               10.313452    14,712,645           1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................    287,257               13.078919     3,757,011          20%
            Non-tax Qualified ...........................    273,331               13.078919     3,574,874          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ...............................    123,064               20.372476     2,507,118         104%(a)
            Non-tax Qualified ...........................    175,712               20.372476     3,579,689         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................  1,560,795               11.943543    18,641,422          27%
            Non-tax Qualified ...........................  1,724,288               11.943543    20,594,108          27%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................  1,832,595               13.720318    25,143,786          43%
            Non-tax Qualified ...........................  1,989,069               13.720318    27,290,659          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ...............................    992,231               21.195607    21,030,938          83%
            Non-tax Qualified ...........................  1,218,089               21.195607    25,818,136          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................    349,117                9.687523     3,382,079         (4)%
            Non-tax Qualified ...........................    506,067                9.687523     4,902,536         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ............................... 12,724,239               12.689484   161,464,027           6%
            Non-tax Qualified ...........................  8,751,347               12.689484   111,050,078           6%

         Neuberger & Berman AMT -
            Guardian Portfolio:
            Tax Qualified ...............................    961,809               15.595438    14,999,833          14%
            Non-tax Qualified ...........................    980,827               15.595438    15,296,427          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ...............................  1,006,419               24.609353    24,767,320          52%
            Non-tax Qualified ...........................  1,117,405               24.609353    27,498,614          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................  3,101,826               11.122733    34,500,782           6%
            Non-tax Qualified ...........................  2,953,135               11.122733    32,846,932           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................  1,788,303               19.295630    34,506,433          82%
            Non-tax Qualified ...........................  1,959,307               19.295630    37,806,063          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................  2,455,900               16.935851    41,592,756          40%
            Non-tax Qualified ...........................  2,580,016               16.935851    43,694,767          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................  2,722,872               12.826564    34,925,092          21%
            Non-tax Qualified ...........................  2,648,768               12.826564    33,974,592          21%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................    710,892               11.409242     8,110,739          98%
            Non-tax Qualified ...........................    942,982               11.409242    10,758,710          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ..............................     220,914                7.358645     1,625,628          20%
            Non-tax Qualified ..........................     195,186                7.358645     1,436,304          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ..............................     685,816                8.662065     5,940,583         (4)%
            Non-tax Qualified ..........................     759,304                8.662065     6,577,141         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ..............................     378,228               12.124398     4,585,787           5%
            Non-tax Qualified ..........................     450,717               12.124398     5,464,672           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................     686,977               14.993656    10,300,297          52%
            Non-tax Qualified ..........................     890,352               14.993656    13,349,632          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................     336,738               16.833540     5,668,493          62%
            Non-tax Qualified ..........................     423,065               16.833540     7,121,682          62%

      Asset fee @ 1.00% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................   1,586,053               15.274980    24,226,928          17%
            Non-tax Qualified ..........................   1,607,606               15.274980    24,556,149          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................   1,533,035               19.261196    29,528,088          62%
            Non-tax Qualified ..........................   1,546,288               19.261196    29,783,356          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     468,087               10.486868     4,908,767         (2)%
            Non-tax Qualified ..........................     477,945               10.486868     5,012,146         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................   1,646,571               16.776156    27,623,132          29%
            Non-tax Qualified ..........................   1,408,453               16.776156    23,628,427          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................  10,096,625               15.675065   158,265,253          19%
            Non-tax Qualified ..........................   9,009,878               15.675065   141,230,423          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................   1,765,804               14.579248    25,744,094          10%
            Non-tax Qualified ..........................   1,673,895               14.579248    24,404,130          10%

         Dreyfus VIF -
         European Equity Fund:
            Tax Qualified ..............................      22,852               12.897004       294,722          29%(a)
            Non-tax Qualified ..........................      12,111               12.897004       156,196          29%(a)



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................      84,481                9.803523       828,211         (2)%(a)
            Non-tax Qualified ..........................     137,958                9.803523     1,352,474         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................   5,052,392               12.008202    60,670,144           5%
            Non-tax Qualified ..........................   5,482,699               12.008202    65,837,357           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................   5,450,461               18.810518   102,525,995          36%
            Non-tax Qualified ..........................   4,942,338               18.810518    92,967,938          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................   2,467,569               10.251150    25,295,420           7%
            Non-tax Qualified ..........................   2,678,471               10.251150    27,457,408           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ..............................     754,434               15.572798    11,748,648          41%
            Non-tax Qualified ..........................     703,108               15.572798    10,949,359          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..............................   4,360,828               15.737973    68,630,593          23%
            Non-tax Qualified ..........................   4,271,544               15.737973    67,225,444          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ..............................   2,904,875               13.221287    38,406,186           3%
            Non-tax Qualified ..........................   2,903,624               13.221287    38,389,646           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ..............................      82,636                9.467196       782,331          28%
            Non-tax Qualified ..........................      69,175                9.467196       654,893          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ..............................   1,274,299               10.822502    13,791,103           0%
            Non-tax Qualified ..........................   1,025,400               10.822502    11,097,394           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ..............................   4,491,316               13.793878    61,952,665           3%
            Non-tax Qualified ..........................   3,382,879               13.793878    46,663,020           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ..............................     328,594               13.586032     4,464,289          17%
            Non-tax Qualified ..........................     411,828               13.586032     5,595,108          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ..............................     331,568               14.499401     4,807,537          22%
            Non-tax Qualified ..........................     402,444               14.499401     5,835,197          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ..............................   3,887,245               10.571951    41,095,764         (3)%
            Non-tax Qualified ..........................   3,354,315               10.571951    35,461,654         (3)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ..............................     729,292               10.926498     7,968,608           2%
            Non-tax Qualified ..........................     771,554               10.926498     8,430,383           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ..............................   4,438,660               10.897217    48,369,041           4%
            Non-tax Qualified ..........................   4,647,437               10.897217    50,644,129           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ..............................     895,547               10.302225     9,226,127           1%
            Non-tax Qualified ..........................     867,916               10.302225     8,941,466           1%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ..............................     180,877               13.064679     2,363,100          20%
            Non-tax Qualified ..........................     171,721               13.064679     2,243,480          20%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ..............................      78,533               20.365684     1,599,378         104%(a)
            Non-tax Qualified ..........................      81,709               20.365684     1,664,060         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..............................     750,886               11.930542     8,958,477          27%
            Non-tax Qualified ..........................     704,595               11.930542     8,406,200          27%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..............................   1,081,909               13.705373    14,827,966          43%
            Non-tax Qualified ..........................   1,081,295               13.705373    14,819,551          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ..............................     513,063               21.172544    10,862,849          83%
            Non-tax Qualified ..........................     614,259               21.172544    13,005,426          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ..............................     166,391                9.676976     1,610,162         (4)%
            Non-tax Qualified ..........................     222,806                9.676976     2,156,088         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ..............................   8,158,035               12.675660   103,408,478           6%
            Non-tax Qualified ..........................   6,056,435               12.675660    76,769,311           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ..............................     735,905               15.578481    11,464,282          14%
            Non-tax Qualified ..........................     627,956               15.578481     9,782,601          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ..............................     625,238               24.582570    15,369,957          52%
            Non-tax Qualified ..........................     647,732               24.582570    15,922,917          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ..............................   2,114,112               11.110632    23,489,120           6%
            Non-tax Qualified ..........................   2,074,401               11.110632    23,047,906           6%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..............................     992,375               19.274630    19,127,661          82%
            Non-tax Qualified ..........................   1,028,055               19.274630    19,815,380          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..............................   1,696,031               16.917425    28,692,477          40%
            Non-tax Qualified ..........................   1,605,365               16.917425    27,158,642          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..............................   1,667,923               12.812596    21,370,424          20%
            Non-tax Qualified ..........................   1,778,201               12.812596    22,783,371          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ..............................     357,687               11.396847     4,076,504          98%
            Non-tax Qualified ..........................     359,944               11.396847     4,102,227          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ..............................     116,193                7.350618       854,090          20%
            Non-tax Qualified ..........................     100,478                7.350618       738,575          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ..............................     385,417                8.652617     3,334,866         (4)%
            Non-tax Qualified ..........................     264,581                8.652617     2,289,318         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ..............................     192,234               12.111181     2,328,181           5%
            Non-tax Qualified ..........................     262,414               12.111181     3,178,143           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................     290,968               14.977312     4,357,919          52%
            Non-tax Qualified ..........................     329,905               14.977312     4,941,090          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................     169,900               16.815230     2,856,908          62%
            Non-tax Qualified ..........................     133,486               16.815230     2,244,598          62%

      Asset fee @ 1.05% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................     198,463               15.258324     3,028,213          17%
            Non-tax Qualified ..........................     322,820               15.258324     4,925,692          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................     179,327               19.240268     3,450,300          62%
            Non-tax Qualified ..........................     314,342               19.240268     6,048,024          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................     100,979               10.475442     1,057,800         (2)%
            Non-tax Qualified ..........................     110,453               10.475442     1,157,044         (2)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ...............................    190,962               16.757880     3,200,118          29%
            Non-tax Qualified ...........................    323,823               16.757880     5,426,587          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ...............................  1,431,726               15.657978    22,417,934          19%
            Non-tax Qualified ...........................  1,815,547               15.657978    28,427,795          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ...............................    347,448               14.563385     5,060,019          10%
            Non-tax Qualified ...........................    488,188               14.563385     7,109,670          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ...............................        888               12.895311        11,451          29%(a)
            Non-tax Qualified ...........................      1,301               12.895311        16,777          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ...............................     13,067                9.800240       128,060         (2)%(a)
            Non-tax Qualified ...........................     13,067                9.800240       128,060         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ...............................    828,159               11.995103     9,933,853           5%
            Non-tax Qualified ...........................  1,450,150               11.995103    17,394,699           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ...............................    624,895               18.790040    11,741,802          36%
            Non-tax Qualified ...........................    990,036               18.790040    18,602,816          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ...............................    763,280               10.239981     7,815,973           7%
            Non-tax Qualified ...........................    837,266               10.239981     8,573,588           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ...............................    146,217               15.555856     2,274,531          41%
            Non-tax Qualified ...........................    210,666               15.555856     3,277,090          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................    509,735               15.720833     8,013,459          23%
            Non-tax Qualified ...........................    791,505               15.720833    12,443,118          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................    427,715               13.206894     5,648,787           3%
            Non-tax Qualified ...........................    467,419               13.206894     6,173,153           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ...............................     20,165                9.456874       190,698          28%
            Non-tax Qualified ...........................     24,015                9.456874       227,107          28%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................    154,427               10.810714     1,669,466           0%
            Non-tax Qualified ...........................    230,363               10.810714     2,490,389           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................    619,838               13.778852     8,540,656           3%
            Non-tax Qualified ...........................    696,071               13.778852     9,591,059           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................     59,154               13.571227       802,792          17%
            Non-tax Qualified ...........................     81,119               13.571227     1,100,884          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................     72,658               14.483618     1,052,351          22%
            Non-tax Qualified ...........................     93,078               14.483618     1,348,106          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................    632,014               10.560422     6,674,335         (3)%
            Non-tax Qualified ...........................    905,782               10.560422     9,565,440         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................    179,156               10.914588     1,955,414           2%
            Non-tax Qualified ...........................    286,727               10.914588     3,129,507           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................    936,225               10.885293    10,191,083           4%
            Non-tax Qualified ...........................  1,266,352               10.885293    13,784,613           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................    196,859               10.290997     2,025,875           0%
            Non-tax Qualified ...........................    314,788               10.290997     3,239,482           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................     42,315               13.050437       552,229          20%
            Non-tax Qualified ...........................     46,779               13.050437       610,486          20%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................      7,378               20.358893       150,208         104%(a)
            Non-tax Qualified ...........................     26,356               20.358893       536,579         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................    133,437               11.917534     1,590,240          26%
            Non-tax Qualified ...........................    226,896               11.917534     2,704,041          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................    135,871               13.690433     1,860,133          43%
            Non-tax Qualified ...........................    236,341               13.690433     3,235,611          43%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ...............................     64,464               21.149503     1,363,382          83%
            Non-tax Qualified ...........................     96,599               21.149503     2,043,021          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................     38,395                9.666432       371,143         (4)%
            Non-tax Qualified ...........................     82,657                9.666432       798,998         (4)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Total Return Fund:
            Tax Qualified .............................    1,030,024               12.661861    13,042,021           6%
            Non-tax Qualified .........................    1,055,012               12.661861    13,358,415           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .............................       89,533               15.561518     1,393,269          14%
            Non-tax Qualified .........................      196,408               15.561518     3,056,407          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .............................      103,766               24.555839     2,548,061          52%
            Non-tax Qualified .........................      174,869               24.555839     4,294,055          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .............................      278,907               11.098514     3,095,453           6%
            Non-tax Qualified .........................      352,606               11.098514     3,913,403           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .............................      138,526               19.253639     2,667,130          82%
            Non-tax Qualified .........................      196,300               19.253639     3,779,489          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .............................      256,505               16.898986     4,334,674          40%
            Non-tax Qualified .........................      294,848               16.898986     4,982,632          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .............................      277,065               12.798619     3,546,049          20%
            Non-tax Qualified .........................      459,069               12.798619     5,875,449          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified .............................       66,888               11.384426       761,481          98%
            Non-tax Qualified .........................       80,175               11.384426       912,746          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified .............................       33,535                7.342607       246,234          20%
            Non-tax Qualified .........................       19,917                7.342607       146,243          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified .............................       52,923                8.643190       457,424         (4)%
            Non-tax Qualified .........................       80,562                8.643190       696,313         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified .............................       21,640               12.098010       261,801           5%
            Non-tax Qualified .........................      101,514               12.098010     1,228,117           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .............................       69,477               14.961024     1,039,447          52%
            Non-tax Qualified .........................       84,777               14.961024     1,268,351          52%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified...............................      39,482               16.796919       663,176          62%
            Non-tax Qualified...........................      65,236               16.796919     1,095,764          62%

      Asset fee @ 1.10% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified...............................     222,417               14.608384     3,249,153          17%
            Non-tax Qualified...........................      29,546               14.608384       431,619          17%

         American Century VP -
         American Century VP International:
            Tax Qualified...............................      41,404               19.569739       810,265          62%
            Non-tax Qualified...........................      14,836               19.569739       290,337          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified...............................      11,136              11.060928       123,174         (2)%
            Non-tax Qualified...........................       4,147              11.060928        45,870         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified...............................     465,748              16.447766     7,660,514          29%
            Non-tax Qualified...........................      42,230              16.447766       694,589          29%

         Dreyfus Stock Index Fund:
            Tax Qualified...............................     779,350              14.867150    11,586,713          19%
            Non-tax Qualified...........................     110,264              14.867150     1,639,311          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified...............................     194,676               13.657521     2,658,792          10%
            Non-tax Qualified...........................      19,399               13.657521       264,942          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified...............................         101               12.893630         1,302          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified...............................       2,380                9.796953        23,317         (2)%(a)
            Non-tax Qualified...........................       3,679                9.796953        36,043         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified...............................     168,053               12.410474     2,085,617           5%
            Non-tax Qualified...........................      60,188               12.410474       746,962           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified...............................     396,464               17.534950     6,951,976          36%
            Non-tax Qualified...........................      82,691               17.534950     1,449,983          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified...............................      97,542               11.255695     1,097,903           7%
            Non-tax Qualified...........................      12,538               11.255695       141,124           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified ................................    16,652               17.171657       285,942          41%
            Non-tax Qualified ............................     7,383               17.171657       126,778          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................   357,916               15.712599     5,623,791          23%
            Non-tax Qualified ............................    53,716               15.712599       844,018          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................    60,701               12.683293       769,889           3%
            Non-tax Qualified ............................    18,169               12.683293       230,443           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ................................     1,189               14.580968        17,337          28%
            Non-tax Qualified ............................       167               14.580968         2,435          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................    32,797               10.651741       349,345           0%
            Non-tax Qualified ............................     9,454               10.651741       100,702           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................   286,356               12.829034     3,673,671           3%
            Non-tax Qualified ............................    73,395               12.829034       941,587           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................     5,677               13.882376        78,810          17%
            Non-tax Qualified ............................     1,067               13.882376        14,812          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................    20,185               14.846771       299,682          22%
            Non-tax Qualified ............................     4,952               14.846771        73,521          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................   163,660                9.515930     1,557,377         (3)%
            Non-tax Qualified ............................    38,632                9.515930       367,619         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ................................     9,774               10.552305       103,138           2%
            Non-tax Qualified ............................     1,849               10.552305        19,511           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................   181,296               10.468792     1,897,950           4%
            Non-tax Qualified ............................    44,218               10.468792       462,909           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ................................     2,820               10.290756        29,020           0%
            Non-tax Qualified ............................     1,818               10.290756        18,709           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................     6,679               14.654661        97,878          20%
            Non-tax Qualified ............................       310               14.654661         4,543          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ................................     1,653               20.352098        33,642         104%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................    47,149               16.391038       772,821          26%
            Non-tax Qualified ............................     3,348               16.391038        54,877          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................    27,603               17.267747       476,642          42%
            Non-tax Qualified ............................     3,714               17.267747        64,132          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................    34,606               23.148836       801,089          83%
            Non-tax Qualified ............................     7,117               23.148836       164,750          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     3,117               12.489739        38,931         (4)%
            Non-tax Qualified ............................       419               12.489739         5,233         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................   502,732               12.684916     6,377,113           6%
            Non-tax Qualified ............................   114,438               12.684916     1,451,636           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................    58,521               14.648600       857,251          14%
            Non-tax Qualified ............................     5,523               14.648600        80,904          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................    57,486               21.426404     1,231,718          52%
            Non-tax Qualified ............................     6,612               21.426404       141,671          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................    32,593               12.591929       410,409           6%
            Non-tax Qualified ............................     6,025               12.591929        75,866           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................    60,543               23.954947     1,450,304          82%
            Non-tax Qualified ............................    13,307               23.954947       318,768          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    89,709               18.556149     1,664,654          40%
            Non-tax Qualified ............................    17,465               18.556149       324,083          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    45,934               14.854438       682,324          20%
            Non-tax Qualified ............................    16,741               14.854438       248,678          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     5,224               25.026598       130,739          98%
            Non-tax Qualified ............................     1,848               25.026598        46,249          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified...............................       1,570               11.869689        18,635          20%
            Non-tax Qualified...........................          44               11.869689           522          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified...............................       3,839                9.949557        38,196         (4)%
            Non-tax Qualified...........................         223                9.949557         2,219         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified...............................       2,110               12.499772        26,375           5%
            Non-tax Qualified...........................         136               12.499772         1,700           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified...............................       2,131               17.529681        37,356          52%
            Non-tax Qualified...........................         201               17.529681         3,523          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified...............................       1,939               20.760969        40,256          62%
            Non-tax Qualified...........................       1,102               20.760969        22,879          62%

      Asset fee @ 1.15% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified...............................      41,838               14.599165       610,800          17%
            Non-tax Qualified...........................         872               14.599165        12,730          17%

         American Century VP -
         American Century VP International:
            Tax Qualified...............................      13,984               19.557409       273,491          62%
            Non-tax Qualified...........................       1,685               19.557409        32,954          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified...............................         780               11.053935         8,622          (2)%
            Non-tax Qualified...........................       2,303               11.053935        25,457          (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified...............................      73,377               16.437396     1,206,127          29%
            Non-tax Qualified...........................       7,945               16.437396       130,595          29%

         Dreyfus Stock Index Fund:
            Tax Qualified...............................     191,388               14.857773     2,843,599          19%
            Non-tax Qualified...........................      30,346               14.857773       450,874          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified...............................      66,469               13.648909       907,229          10%
            Non-tax Qualified...........................       5,722               13.648909        78,099          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified...............................          82                9.793677           803         (2)%(a)
            Non-tax Qualified...........................       3,439                9.793677        33,680         (2)%(a)



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................   30,049               12.402631       372,687           5%
            Non-tax Qualified .............................    9,774               12.402631       121,223           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................   99,919               17.523903     1,750,971          36%
            Non-tax Qualified .............................   22,750               17.523903       398,669          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .................................   22,133               11.248584       248,965           7%
            Non-tax Qualified .............................    4,648               11.248584        52,283           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .................................    3,415               17.160838        58,604          41%
            Non-tax Qualified .............................      252               17.160838         4,325          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................   60,592               15.702687       951,457          23%
            Non-tax Qualified .............................    9,052               15.702687       142,141          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    9,541               12.675276       120,935           3%
            Non-tax Qualified .............................    5,617               12.675276        71,197           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      110               14.571756         1,603          28%
            Non-tax Qualified .............................      191               14.571756         2,783          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    6,878               10.645005        73,216           0%
            Non-tax Qualified .............................      443               10.645005         4,716           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................  126,187               12.820934     1,617,835           3%
            Non-tax Qualified .............................   19,193               12.820934       246,072           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................    1,743               13.873607        24,182          17%
            Non-tax Qualified .............................      835               13.873607        11,584          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .................................    5,296               14.837408        78,579          22%
            Non-tax Qualified .............................      277               14.837408         4,110          22%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   71,434                9.509925       679,332         (3)%
            Non-tax Qualified .............................   15,177                9.509925       144,332         (3)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .................................      958               10.545637        10,103           2%
            Non-tax Qualified .............................      428               10.545637         4,514           2%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................    14,690               10.462170       153,689           4%
            Non-tax Qualified ............................     3,569               10.462170        37,339           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ................................     1,562               10.284262        16,064           0%
            Non-tax Qualified ............................     2,287               10.284262        23,520           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................       927               14.645409        13,576          20%
            Non-tax Qualified ............................        30               14.645409           439          20%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ................................       346               20.345317         7,039         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................     9,141               16.380692       149,736          26%
            Non-tax Qualified ............................     1,774               16.380692        29,059          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................     3,239               17.256864        55,895          42%
            Non-tax Qualified ............................     6,788               17.256864       117,140          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     5,918               23.134244       136,908          83%
            Non-tax Qualified ............................       626               23.134244        14,482          83%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     1,129               12.481871        14,092         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................   109,816               12.676933     1,392,130           6%
            Non-tax Qualified ............................    30,070               12.676933       381,195           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................    11,569               14.639366       169,363          14%
            Non-tax Qualified ............................     1,080               14.639366        15,811          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     8,306               21.412911       177,856          52%
            Non-tax Qualified ............................       271               21.412911         5,803          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................    12,897               12.583972       162,295           6%
            Non-tax Qualified ............................       416               12.583972         5,235           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................    15,859               23.939845       379,662          81%
            Non-tax Qualified ............................     2,162               23.939845        51,758          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    22,240               18.544459       412,429          40%
            Non-tax Qualified ............................     6,950               18.544459       128,884          40%




                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    13,715               14.845060       203,600          20%
            Non-tax Qualified ............................     3,367               14.845060        49,983          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     1,298               25.010854        32,464          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       749               11.862189         8,885          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       955                9.943271         9,496         (4)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     1,740               12.491882        21,736           5%
            Non-tax Qualified ............................     1,140               12.491882        14,241           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................        39               17.518646           683          52%
            Non-tax Qualified ............................     2,167               17.518646        37,963          52%

   Asset fee @ 1.20% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................   390,363               14.495483     5,658,500          17%
            Non-tax Qualified ............................   453,751               14.495483     6,577,340          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................   310,968               17.674116     5,496,085          62%
            Non-tax Qualified ............................   776,659               17.674116    13,726,761          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................   144,253               11.263216     1,624,753         (2)%
            Non-tax Qualified ............................   206,988               11.263216     2,331,351         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................   211,081               16.397708     3,461,245          29%
            Non-tax Qualified ............................   352,551               16.397708     5,781,028          29%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................ 1,214,481               14.736468    17,897,160          19%
            Non-tax Qualified ............................ 2,733,494               14.736468    40,282,047          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................   248,570               13.442893     3,341,500          10%
            Non-tax Qualified ............................   529,646               13.442893     7,119,975          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ................................     9,327               12.890242       120,227          29%(a)
            Non-tax Qualified ............................    14,047               12.890242       181,069          29%(a)


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................    37,796                9.790385       370,037         (2)%(a)
            Non-tax Qualified ............................    71,657                9.790385       701,550         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................   490,730               12.440601     6,104,976           5%
            Non-tax Qualified ............................ 1,018,907               12.440601    12,675,815           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................ 1,060,518               17.653733    18,722,102          36%
            Non-tax Qualified ............................ 2,167,614               17.653733    38,266,479          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................   394,597               11.087928     4,375,263           7%
            Non-tax Qualified ............................ 1,947,554               11.087928    21,594,339           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ................................   228,568               15.900927     3,634,443          41%
            Non-tax Qualified ............................   472,612               15.900927     7,514,969          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................   753,984               15.457984    11,655,073          23%
            Non-tax Qualified ............................ 1,358,802               15.457984    21,004,340          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................   300,684               12.785954     3,844,532           3%
            Non-tax Qualified ............................   782,813               12.785954    10,009,011           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified ................................    21,613               14.572201       314,949          28%
            Non-tax Qualified ............................    44,276               14.572201       645,199          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................   104,760               10.735723     1,124,674           0%
            Non-tax Qualified ............................   158,605               10.735723     1,702,739           0%

         Nationwide SAT -
            Capital Appreciation Fund:
            Tax Qualified ................................   288,532               12.767993     3,683,975           3%
            Non-tax Qualified ............................   668,662               12.767993     8,537,472           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................    31,013               13.963829       433,060          17%
            Non-tax Qualified ............................    66,421               13.963829       927,491          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................    58,262               14.267173       831,234          21%
            Non-tax Qualified ............................   151,804               14.267173     2,165,814          21%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ............................       446,335                9.816007     4,381,227         (4)%
            Non-tax Qualified ........................     1,049,111                9.816007    10,298,081         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ............................        71,728               10.764664       772,128           2%
            Non-tax Qualified ........................       141,476               10.764664     1,522,942           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ............................     1,603,815               10.489614    16,823,400           4%
            Non-tax Qualified ........................     5,432,154               10.489614    56,981,199           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ............................        83,987               10.510552       882,750           0%
            Non-tax Qualified ........................       292,600               10.510552     3,075,388           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ............................        26,844               14.644558       393,119          19%
            Non-tax Qualified ........................        56,268               14.644558       824,020          19%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Tax Qualified ............................        29,934               20.338511       608,813         103%(a)
            Non-tax Qualified ........................        40,321               20.338511       820,069         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ............................        73,887               15.896867     1,174,572          26%
            Non-tax Qualified ........................       228,412               15.896867     3,631,035          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ............................       105,198               17.099098     1,798,791          42%
            Non-tax Qualified ........................       624,875               17.099098    10,684,799          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ............................        96,278               22.750997     2,190,420          83%
            Non-tax Qualified ........................       201,108               22.750997     4,575,408          83%

      Nationwide SAT - Strategic Value Fund:
            Tax Qualified ............................        16,167               11.949113       193,181         (4)%
            Non-tax Qualified ........................        23,436               11.949113       280,039         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ............................       347,616               12.646339     4,396,070           6%
            Non-tax Qualified ........................       697,017               12.646339     8,814,713           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ............................       127,606               13.976229     1,783,451          14%
            Non-tax Qualified ........................       282,638               13.976229     3,950,213          14%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ............................       124,678               20.834304     2,597,579          52%
            Non-tax Qualified ........................       324,267               20.834304     6,755,877          52%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................     93,733               12.539993     1,175,411           6%
            Non-tax Qualified ...........................    219,432               12.539993     2,751,676           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................     87,884               23.512658     2,066,386          81%
            Non-tax Qualified ...........................    858,422               23.512658    20,183,783          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................    202,090               17.848621     3,607,028          40%
            Non-tax Qualified ...........................    434,906               17.848621     7,762,472          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................    231,091               14.609212     3,376,057          20%
            Non-tax Qualified ...........................    615,542               14.609212     8,992,584          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................     48,845               23.947713     1,169,726          98%
            Non-tax Qualified ...........................    117,449               23.947713     2,812,635          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ...............................     37,006               12.649846       468,120          20%
            Non-tax Qualified ...........................     53,488               12.649846       676,615          20%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ...............................     41,224               10.253920       422,708         (5)%
            Non-tax Qualified ...........................    113,232               10.253920     1,161,072         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Tax Qualified ...............................     69,363               10.060160       697,803           1%(a)
            Non-tax Qualified ...........................    219,452               10.060160     2,207,722           1%(a)

         Victory VIF - Investment Quality Bond
         Fund - Class A:
            Tax Qualified ...............................     21,371                9.930934       212,234         (1)%(a)
            Non-tax Qualified ...........................     50,141                9.930934       497,947         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Tax Qualified ...............................      2,419                9.896766        23,940         (1)%(a)
            Non-tax Qualified ...........................     33,474                9.896766       331,284         (1)%(a)

         Warburg Pincus Trust -
         Growth & Income Portfolio:
         Tax Qualified ..................................     40,679               12.269490       499,111           5%
            Non-tax Qualified ...........................     35,459               12.269490       435,064           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ...............................     56,396               16.374564       923,460          52%
            Non-tax Qualified ...........................    319,083               16.374564     5,224,845          52%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................    23,863               20.579437       491,087          62%
            Non-tax Qualified ............................    51,497               20.579437     1,059,779          62%

      Asset fee @ 1.25% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................    32,451               14.485724       470,076          17%
            Non-tax Qualified ............................    73,685               14.485724     1,067,381          17%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................    16,086               17.662250       284,115          62%
            Non-tax Qualified ............................    39,926               17.662250       705,183          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................    10,844               11.255628       122,056         (2)%
            Non-tax Qualified ............................    28,843               11.255628       324,646         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................    23,551               16.386683       385,923          28%
            Non-tax Qualified ............................    24,892               16.386683       407,897          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................   115,398               14.726559     1,699,415          19%
            Non-tax Qualified ............................   168,383               14.726559     2,479,702          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................    17,550               13.433832       235,764          10%
            Non-tax Qualified ............................    32,907               13.433832       442,067          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified ................................     2,408               12.888550        31,036          29%(a)
            Non-tax Qualified ............................        83               12.888550         1,070          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................       407                9.787093         3,983         (2)%(a)
            Non-tax Qualified ............................       441                9.787093         4,316         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................    53,847               12.432231       669,438           5%
            Non-tax Qualified ............................   113,198               12.432231     1,407,304           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    67,791               17.641868     1,195,960          36%
            Non-tax Qualified ............................   131,571               17.641868     2,321,158          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................    21,064               11.080460       233,399           7%
            Non-tax Qualified ............................    37,233               11.080460       412,559           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Fidelity VIP - Overseas Portfolio -
      Service Class:
            Tax Qualified .................................    6,292               15.890221        99,981          41%
            Non-tax Qualified .............................   47,996               15.890221       762,667          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................   46,664               15.447579       720,846          23%
            Non-tax Qualified .............................   87,382               15.447579     1,349,840          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................   21,257               12.777351       271,608           3%
            Non-tax Qualified .............................   33,643               12.777351       429,868           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      164               14.562396         2,388          28%
            Non-tax Qualified .............................      315               14.562396         4,587          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    3,364               10.728485        36,091           0%
            Non-tax Qualified .............................   12,442               10.728485       133,484           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................   44,120               12.759401       562,945           3%
            Non-tax Qualified .............................   38,127               12.759401       486,478           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................    1,513               13.954430        21,113          17%
            Non-tax Qualified .............................    2,255               13.954430        31,467          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .................................    1,280               14.257588        18,250          21%
            Non-tax Qualified .............................   16,120               14.257588       229,832          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   31,768                9.809384       311,625         (4)%
            Non-tax Qualified .............................   45,842                9.809384       449,682         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .................................    2,505               10.757403        26,947           2%
            Non-tax Qualified .............................    9,925               10.757403       106,767           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .................................  114,913               10.482530     1,204,579           4%
            Non-tax Qualified .............................   84,738               10.482530       888,269           4%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified .................................      182               10.503468         1,912           0%
            Non-tax Qualified .............................    3,903               10.503468        40,995           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .................................       82               14.634711         1,200          19%
            Non-tax Qualified .............................    3,058               14.634711        44,753          19%




                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ..................................     681               20.331712        13,846         103%(a)
            Non-tax Qualified ..............................   3,667               20.331712        74,556         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..................................   8,738               15.886176       138,813          26%
            Non-tax Qualified ..............................   7,074               15.886176       112,379          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..................................   5,336               17.087592        91,179          42%
            Non-tax Qualified ..............................  15,997               17.087592       273,350          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ..................................  10,320               22.735718       234,633          82%
            Non-tax Qualified ..............................  26,153               22.735718       594,607          82%

         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified ..............................   6,717               11.941061        80,208         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ..................................  60,863               12.637807       769,175           6%
            Non-tax Qualified ..............................  40,210               12.637807       508,166           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ..................................   5,731               13.966839        80,044          13%
            Non-tax Qualified ..............................   8,235               13.966839       115,017          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ..................................   7,129               20.820318       148,428          52%
            Non-tax Qualified ..............................  21,720               20.820318       452,217          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ..................................   5,718               12.531553        71,655           6%
            Non-tax Qualified ..............................  31,254               12.531553       391,661           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..................................  13,081               23.496887       307,363          81%
            Non-tax Qualified ..............................  35,413               23.496887       832,095          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..................................  15,853               17.836627       282,764          40%
            Non-tax Qualified ..............................  38,019               17.836627       678,131          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..................................  26,462               14.599387       386,329          20%
            Non-tax Qualified ..............................  74,917               14.599387     1,093,742          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ..................................   2,640               23.931619        63,179          98%
            Non-tax Qualified ..............................   7,039               23.931619       168,455          98%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................        57               12.641312           721          19%
            Non-tax Qualified ............................       695               12.641312         8,786          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................     1,283               10.247016        13,147         (5)%
            Non-tax Qualified ............................       557               10.247016         5,708         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Non-tax Qualified ............................     4,891               10.057633        49,192           1%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Non-tax Qualified ............................       883                9.928452         8,767         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Non-tax Qualified ............................       772                9.894290         7,638         (1)%(a)

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     3,436               12.261224        42,130           5%
            Non-tax Qualified ............................     1,916               12.261224        23,493           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................    18,145               16.363554       296,917          52%
            Non-tax Qualified ............................     7,363               16.363554       120,485          52%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................     3,938               20.565582        80,987          61%
            Non-tax Qualified ............................       175               20.565582         3,599          61%

      Asset fee @ 1.30% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................   107,904               14.475981     1,562,016          16%
            Non-tax Qualified ............................   108,159               14.475981     1,565,708          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................    72,753               17.650383     1,284,118          62%
            Non-tax Qualified ............................   110,844               17.650383     1,956,439          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................    12,775               11.248045       143,694         (2)%
            Non-tax Qualified ............................    28,730               11.248045       323,156         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................    66,205               16.375662     1,084,151          28%
            Non-tax Qualified ............................    61,114               16.375662     1,000,782          28%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Dreyfus Stock Index Fund:
            Tax Qualified .............................      684,723               14.716647    10,076,827          19%
            Non-tax Qualified .........................    1,041,506               14.716647    15,327,476          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .............................      124,739               13.424790     1,674,595          10%
            Non-tax Qualified .........................      114,009               13.424790     1,530,547          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified .............................        1,134               12.886864        14,614          29%(a)
            Non-tax Qualified .........................        3,490               12.886864        44,975          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified .............................       19,483                9.783812       190,618          (2)%(a)
            Non-tax Qualified .........................       15,280                9.783812       149,497          (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .............................      173,109               12.423854     2,150,681           5%
            Non-tax Qualified .........................      182,235               12.423854     2,264,061           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .............................      348,114               17.630000     6,137,250          36%
            Non-tax Qualified .........................      551,381               17.630000     9,720,847          36%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .............................      132,077               11.072984     1,462,487           7%
            Non-tax Qualified .........................      147,420               11.072984     1,632,379           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .............................       86,682               15.879549     1,376,471          41%
            Non-tax Qualified .........................      124,203               15.879549     1,972,288          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .............................      198,360               15.437189     3,062,121          23%
            Non-tax Qualified .........................      274,482               15.437189     4,237,231          23%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .............................       89,914               12.768758     1,148,090           3%
            Non-tax Qualified .........................      105,265               12.768758     1,344,103           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .............................        3,978               14.552579        57,890          28%
            Non-tax Qualified .........................        6,216               14.552579        90,459          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .............................       17,631               10.721257       189,026           0%
            Non-tax Qualified .........................       45,688               10.721257       489,833           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .............................      104,562               12.750810     1,333,250           3%
            Non-tax Qualified .........................      341,164               12.750810     4,350,117           3%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Equity Income Fund:
            Tax Qualified .............................        7,226               13.945030       100,767          17%
            Non-tax Qualified .........................       19,226               13.945030       268,107          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified .............................       46,323               14.247974       660,009          21%
            Non-tax Qualified .........................       71,266               14.247974     1,015,396          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .............................      247,182                9.802780     2,423,071         (4)%
            Non-tax Qualified .........................      321,361                9.802780     3,150,231         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified .............................       46,078               10.750149       495,345           2%
            Non-tax Qualified .........................       70,255               10.750149       755,252           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .............................    1,182,057               10.475448    12,382,577           3%
            Non-tax Qualified .........................    1,157,296               10.475448    12,123,194           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified .............................       48,359               10.496386       507,595           0%
            Non-tax Qualified .........................       61,675               10.496386       647,365           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .............................        2,041               14.624858        29,849          19%
            Non-tax Qualified .........................        8,874               14.624858       129,781          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified .............................        4,379               20.324927        89,003         103%(a)
            Non-tax Qualified .........................        8,148               20.324927       165,608         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified .............................       30,908               15.875478       490,679          26%
            Non-tax Qualified .........................       61,322               15.875478       973,516          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified .............................       21,696               17.076087       370,483          42%
            Non-tax Qualified .........................       31,159               17.076087       532,074          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .............................       57,952               22.720430     1,316,694          82%
            Non-tax Qualified .........................      103,969               22.720430     2,362,220          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .............................        8,003               11.933031        95,500         (4)%
            Non-tax Qualified .........................        9,946               11.933031       118,686         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .............................      180,091               12.629301     2,274,423           6%
            Non-tax Qualified .........................      176,065               12.629301     2,223,578           6%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .............................       61,265               13.957433       855,102          13%
            Non-tax Qualified .........................       40,640               13.957433       567,230          13%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ...............................     29,312               20.806301       609,874          52%
            Non-tax Qualified ...........................     44,345               20.806301       922,655          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ...............................     47,275               12.523110       592,030           6%
            Non-tax Qualified ...........................     36,245               12.523110       453,900           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ...............................     45,369               23.481073     1,065,313          81%
            Non-tax Qualified ...........................     63,400               23.481073     1,488,700          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................    155,303               17.824624     2,768,218          40%
            Non-tax Qualified ...........................    170,308               17.824624     3,035,676          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ...............................     75,394               14.589572     1,099,966          20%
            Non-tax Qualified ...........................    111,371               14.589572     1,624,855          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ...............................     11,607               23.915562       277,588          98%
            Non-tax Qualified ...........................     22,452               23.915562       536,952          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
         Tax Qualified ..................................     21,175               12.632809       267,500          19%
            Non-tax Qualified ...........................     15,744               12.632809       198,891          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ...............................      3,301               10.240102        33,803         (5)%
            Non-tax Qualified ...........................     10,725               10.240102       109,825         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ...............................      2,960               12.252980        36,269           5%
            Non-tax Qualified ...........................     12,757               12.252980       156,311           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ...............................      3,141               16.352558        51,363          51%
            Non-tax Qualified ...........................     15,682               16.352558       256,441          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ...............................      5,441               20.551766       111,822          61%
            Non-tax Qualified ...........................      2,687               20.551766        55,223          61%

      Asset fee @ 1.35% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ...............................     21,978               14.562313       320,051          16%
            Non-tax Qualified ...........................     41,898               14.562313       610,132          16%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         American Century VP -
         American Century VP International:
            Tax Qualified .............................        4,011               19.508116        78,247          62%
            Non-tax Qualified .........................       11,717               19.508116       228,577          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified .............................        2,318               11.026014        25,558         (2)%
            Non-tax Qualified .........................        4,673               11.026014        51,525         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified .............................       24,037               16.395915       394,109          28%
            Non-tax Qualified .........................       17,768               16.395915       291,323          28%

         Dreyfus Stock Index Fund:
            Tax Qualified .............................       65,993               14.820270       978,034          19%
            Non-tax Qualified .........................      129,850               14.820270     1,924,412          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .............................          987               13.614453        13,437          10%
            Non-tax Qualified .........................        9,554               13.614453       130,072          10%

         Dreyfus VIF - European Equity Fund:
            Tax Qualified .............................        1,169               12.885161        15,063          29%(a)
            Non-tax Qualified .........................          520               12.885161         6,700          29%(a)

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified .............................        1,186                9.780523        11,600         (2)%(a)
            Non-tax Qualified .........................        4,341                9.780523        42,457         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .............................       16,260               12.371310       201,158           5%
            Non-tax Qualified .........................       53,639               12.371310       663,585           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .............................       31,835               17.479679       556,466          35%
            Non-tax Qualified .........................       80,540               17.479679     1,407,813          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .............................       15,278               11.220168       171,422           7%
            Non-tax Qualified .........................       31,375               11.220168       352,033           7%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .............................       16,878               17.117558       288,910          41%
            Non-tax Qualified .........................       15,165               17.117558       259,588          41%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .............................       14,384               15.663065       225,298          22%
            Non-tax Qualified .........................       65,942               15.663065     1,032,854          22%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................      4,087               12.643267        51,673           3%
            Non-tax Qualified ...........................     32,098               12.643267       405,824           3%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Non-tax Qualified ...........................        676               14.534982         9,826          28%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................      7,484               10.618109        79,466           0%
            Non-tax Qualified ...........................     10,580               10.618109       112,340           0%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................     30,426               12.788549       389,104           3%
            Non-tax Qualified ...........................     21,206               12.788549       271,194           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ...............................        898               13.838584        12,427          17%
            Non-tax Qualified ...........................      3,836               13.838584        53,085          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................      5,540               14.799960        81,992          21%
            Non-tax Qualified ...........................      8,676               14.799960       128,404          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................     21,775                9.485894       206,555         (4)%
            Non-tax Qualified ...........................     88,782                9.485894       842,177         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................      7,431               10.519004        78,167           2%
            Non-tax Qualified ...........................      8,672               10.519004        91,221           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................     53,049               10.435669       553,602           3%
            Non-tax Qualified ...........................    206,770               10.435669     2,157,783           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................      4,503               10.258279        46,193           0%
            Non-tax Qualified ...........................     10,846               10.258279       111,261           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ...............................      1,785               14.608445        26,076          19%
            Non-tax Qualified ...........................      1,200               14.608445        17,530          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................        373               20.318124         7,579         103%(a)
            Non-tax Qualified ...........................         63               20.318124         1,280         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................      1,206               16.339365        19,705          26%
            Non-tax Qualified ...........................     11,351               16.339365       185,468          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................      6,539               17.213333       112,558          42%
            Non-tax Qualified ...........................      6,103               17.213333       105,053          42%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................       427               23.075929         9,853          82%
            Non-tax Qualified ............................     7,750               23.075929       178,838          82%

         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified ............................     5,161               12.450334        64,256         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................    23,816               12.644908       301,151           5%
            Non-tax Qualified ............................    35,963               12.644908       454,749           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................     5,332               14.602403        77,860          13%
            Non-tax Qualified ............................     8,307               14.602403       121,302          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     3,548               21.358908        75,781          52%
            Non-tax Qualified ............................     7,645               21.358908       163,289          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................     5,745               12.552194        72,112           6%
            Non-tax Qualified ............................    27,019               12.552194       339,148           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................     1,068               23.879534        25,503          81%
            Non-tax Qualified ............................     1,635               23.879534        39,043          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................     7,034               18.497677       130,113          40%
            Non-tax Qualified ............................    35,537               18.497677       657,352          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................     4,550               14.807604        67,375          20%
            Non-tax Qualified ............................    11,754               14.807604       174,049          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     4,785               24.947866       119,376          98%
            Non-tax Qualified ............................     5,229               24.947866       130,452          98%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       362               11.832203         4,283          19%
            Non-tax Qualified ............................     3,217               11.832203        38,064          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       439                9.918143         4,354         (5)%
            Non-tax Qualified ............................     2,722                9.918143        26,997         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ............................       666               12.460330         8,299           5%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ..............................         631               17.474463        11,026          51%
            Non-tax Qualified ..........................       3,077               17.474463        53,769          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ..............................       1,481               20.695562        30,650          61%
            Non-tax Qualified ..........................       1,853               20.695562        38,349          61%

      Asset fee @ 1.40% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..............................       6,866               14.553111        99,922          16%
            Non-tax Qualified ..........................       1,803               14.553111        26,239          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ..............................       5,609               19.495801       109,352          62%
            Non-tax Qualified ..........................       2,055               19.495801        40,064          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..............................       5,362               11.019041        59,084         (2)%
            Non-tax Qualified ..........................       2,563               11.019041        28,242         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..............................       2,832               16.385550        46,404          28%
            Non-tax Qualified ..........................       4,225               16.385550        69,229          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ..............................      58,371               14.810885       864,526          19%
            Non-tax Qualified ..........................      14,182               14.810885       210,048          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..............................      19,504               13.605834       265,368          10%
            Non-tax Qualified ..........................       3,244               13.605834        44,137          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ..............................           8                9.777237            78         (2)%(a)
            Non-tax Qualified ..........................         174                9.777237         1,701         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ..............................      12,284               12.363474       151,873           5%
            Non-tax Qualified ..........................       7,210               12.363474        89,141           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..............................      33,817               17.468631       590,737          35%
            Non-tax Qualified ..........................      11,807               17.468631       206,252          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ..............................       1,729               11.213084        19,387           7%
            Non-tax Qualified ..........................       5,530               11.213084        62,008           7%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ..............................         730               17.106743        12,488          40%
            Non-tax Qualified ..........................       1,826               17.106743        31,237          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..............................      13,606               15.653161       212,977          22%
            Non-tax Qualified ..........................       5,351               15.653161        83,760          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ..............................       8,255               12.635267       104,304           3%
            Non-tax Qualified ..........................       2,412               12.635267        30,476           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ..............................       2,247               10.611396        23,844         (1)%
            Non-tax Qualified ..........................         317               10.611396         3,364         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ..............................      31,154               12.780450       398,162           3%
            Non-tax Qualified ..........................      15,231               12.780450       194,659           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ..............................         654               13.829829         9,045          17%
            Non-tax Qualified ..........................       1,566               13.829829        21,658          17%

         Nationwide SAT - Global Equity Fund:
            Non-tax Qualified ..........................       1,502               14.790595        22,215          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ..............................       5,335                9.479885        50,575         (4)%
            Non-tax Qualified ..........................       2,731                9.479885        25,890         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ..............................       2,780               10.512337        29,224           2%
            Non-tax Qualified ..........................          84               10.512337           883           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ..............................       4,154               10.429048        43,322           3%
            Non-tax Qualified ..........................       1,374               10.429048        14,330           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ..............................         935               10.251777         9,585           0%
            Non-tax Qualified ..........................          68               10.251777           697           0%

         Nationwide SAT -
            Select Advisers Mid Cap Fund:
            Tax Qualified ..............................         871               14.599208        12,716          19%

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ..............................       1,066               16.329040        17,407          26%
            Non-tax Qualified ..........................       1,813               16.329040        29,605          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ..............................       1,566               17.202461        26,939          42%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     2,853               23.061361        65,794          82%
            Non-tax Qualified ............................       540               23.061361        12,453          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ................................     2,417               12.442449        30,073         (4)%
            Non-tax Qualified ............................       981               12.442449        12,206         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................    53,495               12.636905       676,011           5%
            Non-tax Qualified ............................    17,353               12.636905       219,288           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified ................................     1,157               14.593171        16,884          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     4,508               21.345408        96,225          52%
            Non-tax Qualified ............................     1,022               21.345408        21,815          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified ................................     4,022               12.544255        50,453           6%
            Non-tax Qualified ............................       752               12.544255         9,433           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ................................     2,253               23.864429        53,767          81%
            Non-tax Qualified ............................     2,302               23.864429        54,936          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................    11,468               18.485985       211,997          40%
            Non-tax Qualified ............................     6,224               18.485985       115,057          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................    16,970               14.798240       251,126          20%
            Non-tax Qualified ............................     5,156               14.798240        76,300          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................     1,166               24.932117        29,071          97%
            Non-tax Qualified ............................       592               24.932117        14,760          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................     2,497               11.824722        29,526          19%
            Non-tax Qualified ............................       221               11.824722         2,613          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Tax Qualified ................................       250                9.911855         2,478         (5)%
            Non-tax Qualified ............................       889                9.911855         8,812         (5)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................     4,826               12.452445        60,095           5%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURNL(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified ................................       451               17.463426         7,876          51%
            Non-tax Qualified ............................       202               17.463426         3,528          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Tax Qualified ................................       980               20.682481        20,269          61%
            Non-tax Qualified ............................       179               20.682481         3,702          61%

      Asset fee @ 1.45% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................       414               14.543892         6,021          16%
            Non-tax Qualified ............................     2,924               14.543892        42,526          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     2,509               19.483474        48,884          62%
            Non-tax Qualified ............................     3,787               19.483474        73,784          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     1,405               11.012072        15,472         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     4,973               16.375184        81,434          28%
            Non-tax Qualified ............................    12,145               16.375184       198,877          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................    24,817               14.801530       367,330          19%
            Non-tax Qualified ............................    33,993               14.801530       503,148          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................     4,035               13.597232        54,865          10%
            Non-tax Qualified ............................     2,220               13.597232        30,186          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................        52                9.773948           508         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................     6,732               12.355641        83,178           5%
            Non-tax Qualified ............................    20,584               12.355641       254,329           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    11,174               17.457597       195,071          35%
            Non-tax Qualified ............................    11,399               17.457597       198,999          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................     1,302               11.205978        14,590           7%
            Non-tax Qualified ............................     1,902               11.205978        21,314           7%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ...............................      1,185               17.095933        20,259          40%
            Non-tax Qualified ...........................        320               17.095933         5,471          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................      5,156               15.643260        80,657          22%
            Non-tax Qualified ...........................      2,495               15.643260        39,030          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................        848               12.627255        10,708           3%
            Non-tax Qualified ...........................        635               12.627255         8,018           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ...............................      3,235               10.604669        34,306         (1)%
            Non-tax Qualified ...........................      1,697               10.604669        17,996         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................      5,318               12.772360        67,923           3%
            Non-tax Qualified ...........................      8,223               12.772360       105,027           3%

         Nationwide SAT - Equity Income Fund:
            Non-tax Qualified ...........................        230               13.821079         3,179          17%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ...............................      1,409               14.781243        20,827          21%
            Non-tax Qualified ...........................        298               14.781243         4,405          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ...............................      2,805                9.473867        26,574         (4)%
            Non-tax Qualified ...........................     25,195                9.473867       238,694         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ...............................      1,761               10.505688        18,501           2%
            Non-tax Qualified ...........................        522               10.505688         5,484           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ...............................     17,714               10.422427       184,623           3%
            Non-tax Qualified ...........................      9,674               10.422427       100,827           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Tax Qualified ...............................        332               10.245290         3,401           0%
            Non-tax Qualified ...........................        414               10.245290         4,242           0%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Tax Qualified ...............................      1,671               20.304522        33,929         103%(a)
            Non-tax Qualified ...........................        199               20.304522         4,041         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ...............................      2,229               16.318704        36,374          26%
            Non-tax Qualified ...........................        722               16.318704        11,782          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................        735               17.191574        12,636          42%
            Non-tax Qualified ...........................        107               17.191574         1,839          42%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .................................    4,278               23.046789        98,594          82%
            Non-tax Qualified .............................      909               23.046789        20,950          82%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .................................    2,281               12.434581        28,363         (4)%
            Non-tax Qualified .............................      644               12.434581         8,008         (4)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................   15,219               12.628895       192,199           5%
            Non-tax Qualified .............................   29,418               12.628895       371,517           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Tax Qualified .................................    1,068               14.583938        15,576          13%
            Non-tax Qualified .............................      416               14.583938         6,067          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................    1,230               21.331920        26,238          52%
            Non-tax Qualified .............................    1,717               21.331920        36,627          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................    4,900               12.536312        61,428           6%
            Non-tax Qualified .............................    1,254               12.536312        15,721           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    1,448               23.849355        34,534          81%
            Non-tax Qualified .............................   24,213               23.849355       577,464          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................    3,780               18.474301        69,833          40%
            Non-tax Qualified .............................      167               18.474301         3,085          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................    6,006               14.788879        88,822          20%
            Non-tax Qualified .............................    5,080               14.788879        75,128          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified .............................   15,963               24.916384       397,740          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified .................................      175               11.817233         2,068          19%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .................................      576               17.452381        10,053          51%
            Non-tax Qualified .............................      160               17.452381         2,792          51%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
      Asset fee @ 1.50% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................     3,663               14.534695        53,241          16%
            Non-tax Qualified ............................     6,265               14.534695        91,060          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     8,561               19.471172       166,693          62%
            Non-tax Qualified ............................    26,531               19.471172       516,590          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     3,088               11.005082        33,984         (2)%
            Non-tax Qualified ............................     4,545               11.005082        50,018         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     4,710               16.364824        77,078          28%
            Non-tax Qualified ............................     6,899               16.364824       112,901          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................    23,916               14.792159       353,769          19%
            Non-tax Qualified ............................   161,203               14.792159     2,384,540          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................     4,670               13.588614        63,459          10%
            Non-tax Qualified ............................    13,830               13.588614       187,931          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Tax Qualified ................................       836                9.770666         8,168         (2)%(a)
            Non-tax Qualified ............................       709                9.770666         6,927         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................     6,909               12.347825        85,311           5%
            Non-tax Qualified ............................    22,337               12.347825       275,813           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................    14,697               17.446540       256,412          35%
            Non-tax Qualified ............................    48,559               17.446540       847,187          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified ................................     5,498               11.198884        61,571           6%
            Non-tax Qualified ............................     5,829               11.198884        65,278           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified ................................     5,314               17.085125        90,790          40%
            Non-tax Qualified ............................     5,076               17.085125        86,724          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................    13,326               15.633362       208,330          22%
            Non-tax Qualified ............................    46,095               15.633362       720,620          22%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................     1,253               12.619265        15,812           3%
            Non-tax Qualified ............................    10,842               12.619265       136,818           3%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................     1,182               10.597955        12,527         (1)%
            Non-tax Qualified ............................     5,274               10.597955        55,894         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................     8,204               12.764281       104,718           3%
            Non-tax Qualified ............................    21,195               12.764281       270,539           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................     3,142               13.812331        43,398          17%
            Non-tax Qualified ............................       506               13.812331         6,989          17%

         Nationwide SAT - Global Equity Fund:
            Non-tax Qualified ............................     2,864               14.771891        42,307          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       594                9.467860         5,624         (4)%
            Non-tax Qualified ............................    15,319                9.467860       145,038         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Tax Qualified ................................     1,397               10.499020        14,667           2%
            Non-tax Qualified ............................     4,971               10.499020        52,191           2%

         Nationwide SAT - Money Market Fund:
            Tax Qualified ................................    27,321               10.415808       284,570           3%
            Non-tax Qualified ............................    71,293               10.415808       742,574           3%

        Nationwide SAT -
         Multi Sector Bond Fund:
            Non-tax Qualified ............................       510               10.238786         5,222           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................        95               14.580726         1,385          19%
            Non-tax Qualified ............................       828               14.580726        12,073          19%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Non-tax Qualified ............................    15,068               20.297724       305,846         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified ................................     1,330               16.308373        21,690          26%
            Non-tax Qualified ............................    12,715               16.308373       207,361          26%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ................................     1,878               17.180698        32,265          42%
            Non-tax Qualified ............................     5,539               17.180698        95,164          42%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................     2,548               23.032196        58,686          82%
            Non-tax Qualified ............................    14,951               23.032196       344,354          82%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT - Strategic Value Fund:
            Tax Qualified .................................    6,036               12.426696        75,008         (5)%
            Non-tax Qualified .............................      415               12.426696         5,157         (5)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................    4,117               12.620906        51,960           5%
            Non-tax Qualified .............................   13,709               12.620906       173,020           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified .............................    4,796               14.574691        69,900          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................    2,024               21.318413        43,148          52%
            Non-tax Qualified .............................    5,716               21.318413       121,856          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................       14               12.528364           175           6%
            Non-tax Qualified .............................    3,727               12.528364        46,693           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    1,951               23.834283        46,501          81%
            Non-tax Qualified .............................   21,397               23.834283       509,982          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................   10,109               18.462618       186,639          40%
            Non-tax Qualified .............................   11,501               18.462618       212,339          40%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................    6,327               14.779520        93,510          20%
            Non-tax Qualified .............................   11,838               14.779520       174,960          20%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified .............................      338               24.900624         8,416          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Non-tax Qualified .............................      296               11.809742         3,496          19%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Non-tax Qualified .............................      414                9.899304         4,098         (5)%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Tax Qualified .................................    1,414               10.045034        14,204           0%(a)
            Non-tax Qualified .............................    3,685               10.045034        37,016           0%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Tax Qualified .................................      390                9.916014         3,867         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Tax Qualified .................................      208                9.881888         2,055         (1)%(a)
            Non-tax Qualified .............................      638                9.881888         6,305         (1)%(a)

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified .................................       88               12.436688         1,094           5%
            Non-tax Qualified .............................    3,500               12.436688        43,528           5%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Tax Qualified .................................      455               17.441358         7,936          51%
            Non-tax Qualified .............................    1,102               17.441358        19,220          51%

      Asset fee @ 1.55% rate:

         American Century VP -
         American Century VP International:
            Non-tax Qualified .............................      175               19.458849         3,405          62%

         American Century VP -
         American Century VP Value:
            Tax Qualified .................................    3,076               10.998104        33,830         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified .................................       90               16.354471         1,472          28%
            Non-tax Qualified .............................       90               16.354471         1,472          28%

         Dreyfus Stock Index Fund:
            Tax Qualified .................................    2,465               14.782794        36,440          19%
            Non-tax Qualified .............................    1,115               14.782794        16,483          19%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Non-tax Qualified .............................      337               13.580004         4,576          10%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................    2,679               12.339995        33,059           5%
            Non-tax Qualified .............................    3,242               12.339995        40,006           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................    2,316               17.435504        40,381          35%
            Non-tax Qualified .............................      405               17.435504         7,061          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Non-tax Qualified .............................      718               11.191773         8,036           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Non-tax Qualified .............................      190               17.074312         3,244          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................    3,468               15.623458        54,182          22%
            Non-tax Qualified .............................      873               15.623458        13,639          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    3,980               12.611273        50,193           3%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ................................     4,822               12.756184        61,510           3%
            Non-tax Qualified ............................     1,555               12.756184        19,836           3%

         Nationwide SAT - Global Equity Fund:
            Tax Qualified ................................     2,000               14.762540        29,525          21%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       139                9.461864         1,315         (4)%
            Non-tax Qualified ............................       426                9.461864         4,031         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified ............................       327               10.492359         3,431           2%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified ................................     2,028               14.571500        29,551          19%

         Nationwide SAT - Strategic Growth Fund:
            Non-tax Qualified ............................        69               23.017640         1,588          82%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................     7,634               12.612898        96,287           5%
            Non-tax Qualified ............................       582               12.612898         7,341           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified ............................     1,377               14.565469        20,057          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................     1,708               21.304943        36,389          52%
            Non-tax Qualified ............................       235               21.304943         5,007          52%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Non-tax Qualified ............................       293               12.520433         3,668           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Non-tax Qualified ............................       144               23.819210         3,430          81%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................     3,469               14.770155        51,238          20%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ............................       366               12.428801         4,549           5%

      Asset fee @ 1.60% rate:

         American Century VP -
         American Century VP International:
            Non-tax Qualified ............................        15               19.446544           292          61%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Non-tax Qualified ............................       160               16.344103         2,615          28%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------

         Dreyfus Stock Index Fund:
            Non-tax Qualified ............................     1,231               14.773416        18,186          19%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Non-tax Qualified ............................     1,135               17.424460        19,777          35%

         Nationwide SAT -
         Capital Appreciation Fund:
            Non-tax Qualified ............................     1,104               12.748099        14,074           3%

         Nationwide SAT -
         Government Bond Fund:
            Non-tax Qualified ............................       213                9.455873         2,014         (4)%

         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified ............................       131               10.485712         1,374           2%

         Nationwide SAT - Small Cap Value Fund:
            Non-tax Qualified ............................        68               16.287722         1,108          26%

         Nationwide SAT - Strategic Growth Fund:
            Non-tax Qualified ............................        74               23.003080         1,702          82%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Non-tax Qualified ............................     1,078               18.439240        19,878          39%

         Warburg Pincus Trust -
         International Equity Portfolio:
            Non-tax Qualified ............................        78               17.419297         1,359          51%

      Asset fee @ 1.65% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................       158               14.507084         2,292          16%
            Non-tax Qualified ............................     3,473               14.507084        50,383          16%

         American Century VP -
         American Century VP International:
            Tax Qualified ................................     1,878               19.434239        36,498          61%
            Non-tax Qualified ............................       469               19.434239         9,115          61%

         American Century VP -
         American Century VP Value:
            Tax Qualified ................................     3,221               10.984159        35,380         (2)%
            Non-tax Qualified ............................     1,409               10.984159        15,477         (2)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     6,744               16.333747       110,155          28%
            Non-tax Qualified ............................       779               16.333747        12,724          28%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     4,680               14.764046        69,096          19%
            Non-tax Qualified ............................     5,396               14.764046        79,667          19%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified .................................       75               13.562791         1,017          10%
            Non-tax Qualified .............................      234               13.562791         3,174          10%

         Federated Insurance Series -
         Federated Quality Bond Fund II:
            Non-tax Qualified .............................      594                9.760781         5,798         (2)%(a)

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified .................................    3,726               12.324339        45,920           5%
            Non-tax Qualified .............................    6,993               12.324339        86,184           5%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified .................................   23,480               17.413426       408,867          35%
            Non-tax Qualified .............................   30,916               17.413426       538,353          35%

         Fidelity VIP - High Income Portfolio -
         Service Class:
            Tax Qualified .................................    2,133               11.177582        23,842           6%
            Non-tax Qualified .............................    1,087               11.177582        12,150           6%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Tax Qualified .................................      594               17.052691        10,129          40%
            Non-tax Qualified .............................      277               17.052691         4,724          40%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified .................................    1,471               15.603664        22,953          22%
            Non-tax Qualified .............................   12,941               15.603664       201,927          22%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified .................................    1,795               12.595275        22,609           2%
            Non-tax Qualified .............................    3,112               12.595275        39,196           2%

         Morgan Stanley -
         Emerging Markets Debt Portfolio:
            Tax Qualified .................................      388               14.479873         5,618          27%

         Nationwide SAT - Balanced Fund:
            Tax Qualified .................................    1,116               10.577794        11,805         (1)%
            Non-tax Qualified .............................       60               10.577794           635         (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified .................................    8,335               12.740010       106,188           3%
            Non-tax Qualified .............................   11,336               12.740010       144,421           3%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified .................................       32               13.786084           441          17%
            Non-tax Qualified .............................      658               13.786084         9,071          17%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified .................................   10,206                9.449856        96,445         (4)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Nationwide SAT -
         High Income Bond Fund:
            Non-tax Qualified .............................    1,098               10.479056        11,506           1%

         Nationwide SAT - Money Market Fund:
            Tax Qualified .................................    3,546               10.395950        36,864           3%
            Non-tax Qualified .............................   10,669               10.395950       110,914           3%

         Nationwide SAT -
         Multi Sector Bond Fund:
            Non-tax Qualified .............................    1,554               10.219313        15,881           0%

         Nationwide SAT -
         Select Advisers Mid Cap Fund:
            Tax Qualified .................................      120               14.553031         1,746          19%

         Nationwide SAT - Small Cap Value Fund:
            Tax Qualified .................................      872               16.277398        14,194          26%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified .................................      228               22.988509         5,241          82%
            Non-tax Qualified .............................      428               22.988509         9,839          82%
         Nationwide SAT - Strategic Value Fund:
            Non-tax Qualified .............................      195               12.403079         2,419         (5)%
         Nationwide SAT - Total Return Fund:
            Tax Qualified .................................      495               12.596911         6,235           5%
            Non-tax Qualified .............................    1,567               12.596911        19,739           5%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified .............................      156               14.547000         2,269          13%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified .................................      271               21.277954         5,766          51%
            Non-tax Qualified .............................      256               21.277954         5,447          51%

         Neuberger & Berman AMT -
         Partners Portfolio:
            Tax Qualified .................................      380               12.504542         4,752           6%
            Non-tax Qualified .............................      845               12.504542        10,566           6%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified .................................    3,311               23.789077        78,766          81%
            Non-tax Qualified .............................    2,068               23.789077        49,196          81%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified .................................      235               18.427568         4,330          39%
            Non-tax Qualified .............................    1,733               18.427568        31,935          39%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified .................................   17,731               14.751442       261,558          20%
            Non-tax Qualified .............................    1,074               14.751442        15,843          20%



                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Tax Qualified ................................       616               24.853443        15,310          97%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Tax Qualified ................................       423               11.787279         4,986          19%

         Victory VIF - Diversified Stock Fund -
         Class A:
            Non-tax Qualified ............................     1,948               10.037475        19,553           0%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Non-tax Qualified ............................       750                9.908553         7,431         (1)%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Non-tax Qualified ............................       432                9.874460         4,266         (1)%(a)

         Warburg Pincus Trust -
         International Equity Portfolio:
            Non-tax Qualified ............................       531               17.408242         9,244          51%

         Warburg Pincus Trust -
         Post Venture Capital Portfolio:
            Non-tax Qualified ............................        23               20.617144           474          61%

      Asset fee @ 1.70% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................        48               10.894734           523           9%
            Non-tax Qualified ............................       169               10.894734         1,841           9%

         American Century VP -
         American Century VP International:
            Non-tax Qualified ............................        48               15.314929           735          53%

         American Century VP -
         American Century VP Value:
            Non-tax Qualified ............................        49                8.780117           430        (12)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................       256               11.868131         3,038          19%
            Non-tax Qualified ............................       330               11.868131         3,916          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     2,986               10.794215        32,232           8%
            Non-tax Qualified ............................       508               10.794215         5,483           8%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ................................       584               10.184154         5,948           2%
            Non-tax Qualified ............................        38               10.184154           387           2%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................       305                9.309967         2,840         (7)%
            Non-tax Qualified ............................       459                9.309967         4,273         (7)%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ................................     5,243               12.322268        64,606          23%
            Non-tax Qualified ............................       474               12.322268         5,841          23%

         Fidelity VIP - Overseas Portfolio -
         Service Class:
            Non-tax Qualified ............................       254               13.058898         3,317          31%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ................................     2,571               11.278366        28,997          13%
            Non-tax Qualified ............................       455               11.278366         5,132          13%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................       122                9.869824         1,204         (1)%
            Non-tax Qualified ............................        68                9.869824           671         (1)%

         Nationwide SAT - Balanced Fund:
            Tax Qualified ................................        77                9.481422           730         (5)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Non-tax Qualified ............................       110                9.707627         1,068         (3)%

         Nationwide SAT - Equity Income Fund:
            Non-tax Qualified ............................       102               10.778958         1,099           8%

         Nationwide SAT - Money Market Fund:
            Non-tax Qualified ............................       599               10.209430         6,115           2%

         Nationwide SAT - Select Advisers
         Small Cap Growth Fund:
            Non-tax Qualified ............................        12               20.270503           243         103%(a)

         Nationwide SAT - Small Cap Value Fund:
            Non-tax Qualified ............................        20               11.697140           234          17%

         Nationwide SAT - Small Company Fund:
            Non-tax Qualified ............................       237               14.124755         3,348          41%

         Nationwide SAT - Strategic Growth Fund:
            Tax Qualified ................................         5               14.658438            73          47%
            Non-tax Qualified ............................       121               14.658438         1,774          47%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ................................       298                9.851989         2,936         (1)%
            Non-tax Qualified ............................       146                9.851989         1,438         (1)%

         Neuberger & Berman AMT -
         Guardian Portfolio:
            Non-tax Qualified ............................        22                9.968645           219           0%

         Neuberger & Berman AMT -
         Mid-Cap Growth Portfolio:
            Tax Qualified ................................        19               15.264119           290          53%
            Non-tax Qualified ............................        99               15.264119         1,511          53%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Neuberger & Berman AMT -
         Partners Portfolio:
            Non-tax Qualified ..............................      23                9.504551           219         (5)%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Tax Qualified ..................................     429               16.070617         6,894          61%
            Non-tax Qualified ..............................      15               16.070617           241          61%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ..................................     485               12.759449         6,188          28%
            Non-tax Qualified ..............................     176               12.759449         2,246          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ..................................   2,487               10.784586        26,821           8%

         Van Eck WIT -
         Worldwide Emerging Markets Fund:
            Non-tax Qualified ..............................      16               15.596564           250          56%

         Van Eck WIT -
         Worldwide Hard Assets Fund:
            Non-tax Qualified ..............................      23                9.987144           230           0%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Non-tax Qualified ..............................     125                9.340613         1,168         (7)%

      Asset fee @ 1.75% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ..................................     375               10.891060         4,084           9%

         American Century VP -
         American Century VP Value:
            Tax Qualified ..................................     132                8.777154         1,159        (12)%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ..................................     194               11.864126         2,302          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ..................................     820               10.790571         8,848           8%
            Non-tax Qualified ..............................   1,372               10.790571        14,805           8%

         Dreyfus VIF -
         Capital Appreciation Portfolio:
            Tax Qualified ..................................     192               10.180717         1,955           2%

         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ..................................     205               12.318116         2,525          23%
            Non-tax Qualified ..............................   7,228               12.318116        89,035          23%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ..................................     153               11.274564         1,725          13%
            Non-tax Qualified ..............................     625               11.274564         7,047          13%


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                ANNUAL
                                                             UNITS                UNIT VALUE                   RETURN(b)
                                                           ---------              -----------                  ---------
         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ................................       133                9.866489         1,312         (1)%

         Nationwide SAT - Equity Income Fund:
            Tax Qualified ................................       191               10.775320         2,058           8%

         Nationwide SAT -
         Government Bond Fund:
            Tax Qualified ................................       235                9.731842         2,287         (3)%

         Nationwide SAT - Money Market Fund:
            Non-tax Qualified ............................     3,456               10.205942        35,272           2%

         Nationwide SAT - Small Company Fund:
            Non-tax Qualified ............................     1,202               14.120006        16,972          41%

         Nationwide SAT - Total Return Fund:
            Non-tax Qualified ............................     1,503                9.848668        14,803         (2)%

         Oppenheimer VAF -
         Aggressive Growth Fund:
            Non-tax Qualified ............................       424               16.065210         6,812          61%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ................................       183               12.755147         2,334          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Tax Qualified ................................        41               10.780952           442           8%
            Non-tax Qualified ............................       504               10.780952         5,434           8%

         Van Kampen LIT - Morgan Stanley
         Real Estate Securities Portfolio:
            Non-tax Qualified ............................     1,471                9.009528        13,253        (10)%

         Warburg Pincus Trust -
         Growth & Income Portfolio:
            Tax Qualified ................................        53                9.337456           495         (7)%

      Asset fee @ 1.80% rate:

         American Century VP -
         American Century VP Income & Growth:
            Tax Qualified ................................     2,334               10.887381        25,411           9%

         The Dreyfus Socially Responsible
         Growth Fund, Inc.:
            Tax Qualified ................................     2,591               11.860138        30,730          19%

         Dreyfus Stock Index Fund:
            Tax Qualified ................................     3,195               10.786928        34,464           8%
            Non-tax Qualified ............................     1,636               10.786928        17,647           8%

         Fidelity VIP - Equity-Income Portfolio -
         Service Class:
            Tax Qualified ................................       646                9.303685         6,010         (7)%
            Non-tax Qualified ............................     3,863                9.303685        35,940         (7)%


                         NATIONWIDE VARIABLE ACCOUNT-9


                                                                                                                  ANNUAL
                                                             UNITS                UNIT VALUE                     RETURN(b)
                                                           ---------              -----------                    ---------
         Fidelity VIP - Growth Portfolio -
         Service Class:
            Tax Qualified ...............................      5,519               12.313961          67,961          23%
            Non-tax Qualified ...........................        268               12.313961           3,300          23%

         Fidelity VIP-II - Contrafund Portfolio -
         Service Class:
            Tax Qualified ...............................        378               11.270766           4,260          13%

         Fidelity VIP-III - Growth Opportunities
         Portfolio - Service Class:
            Tax Qualified ...............................      1,929                9.863165          19,026          (1)%
            Non-tax Qualified ...........................        311                9.863165           3,067          (1)%

         Nationwide SAT -
         Capital Appreciation Fund:
            Tax Qualified ...............................      3,065                9.701077          29,734          (3)%

         Nationwide SAT - Small Company Fund:
            Tax Qualified ...............................        308               14.115240           4,347          41%

         Nationwide SAT - Strategic Value Fund:
            Tax Qualified ...............................        995                8.542404           8,500         (15)%

         Nationwide SAT - Total Return Fund:
            Tax Qualified ...............................         30                9.845340             295          (2)%

         Oppenheimer VAF -
         Capital Appreciation Fund:
            Tax Qualified ...............................      5,062               12.750840          64,545          28%
            Non-tax Qualified ...........................        270               12.750840           3,443          28%

         Oppenheimer VAF -
         Main Street Growth & Income Fund:
            Non-tax Qualified ...........................      1,312               10.777319          14,140           8%

         Nationwide SAT -
         Select Advisers Small Cap Growth Fund:
            Initial funding by depositor ................    100,000               20.501257       2,050,126         105%(a)

         Victory VIF - Diversified Stock Fund -
         Class A:
            Initial funding by depositor ................    100,000               10.120885       1,012,088           1%(a)

         Victory VIF - Investment Quality
         Bond Fund - Class A:
            Initial funding by depositor ................    100,000               10.020857       1,002,086           2%(a)

         Victory VIF - Small Company
         Opportunity Fund - Class A:
            Initial funding by depositor ................    100,000                9.956513         995,651          (4)%(a)
                                                           =========              ==========  --------------

      Reserves for annuity contracts in payout phase:
            Non-tax qualified ...........................                                             17,085
                                                                                              --------------
                                                                                              $6,530,166,060
                                                                                              ==============

(a) Non-annualized. The return was computed for the period 9/27/99, 5/03/99, 5/03/99, 7/01/99, 7/01/99 and 7/01/99 (effective dates) through 12/31/99 for Dreyfus VIF - European Equities Fund, Federated Insurance Series:
     Federated Quality Bond Fund II, Nationwide SAT - Select Advisors Small Cap Growth Fund, Victory VIF - Diversified Stock Fund - Class A, Victory VIF - Investment Quality Bond Fund - Class A and Victory VIF - Small Company Opportunity Fund - Class A, respectively.

(b) The annual return does not include contract charges satisfied by surrendering units.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITOR'S REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
      Contract Owners of Nationwide Variable Account-9:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 1999, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                                        KPMG LLP

Columbus, Ohio
February 18, 2000


--------------------------------------------------------------------------------
                                       78

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                                          --------------
NATIONWIDE LIFE INSURANCE COMPANY                                                            Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220                              U.S. Postage
                                                                                               PAID
                                                                                          Columbus, Ohio
                                                                                          Permit No. 521
                                                                                          --------------








Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company

